Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CNTF
Entity Registrant Name	CHINA TECHFAITH WIRELESS COMMUNICATION TECHNOLOGY LTD
Entity Central Index Key	0001316317
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	794,003,193

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 257,950	$ 250,637
Accounts receivable, net of allowances of $9,394 and $7,796 as of December 31, 2011 and 2012, respectively	8,666	6,715
Inventories, net	7,490	7,984
Prepaid expenses and other current assets	15,678	17,560
Deferred tax assets-current		207
Total current assets	289,784	283,103
Property, plant and equipment, net	80,614	69,979
Land use rights, net	10,645	10,755
Acquired intangible assets, net	4,061	2,327
Goodwill	1,242	1,242
Deferred tax assets - non-current		3
Total assets	386,346	367,409
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)	11,140	8,792
Short-term loans (including short-term loans of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)	15,350
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $837 and $184 as of December 31, 2011 and 2012, respectively)	11,784	20,191
Advance from customers (including advance from customers of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $202 and $nil as of December 31, 2011 and 2012, respectively)	9,173	8,492
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)	4,178	219
Income tax payable (including income tax payable of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $21 and $21 as of December 31, 2011 and 2012, respectively)	1,062	1,804
Put option liability (including put option of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)	1,680	1,530
Total current liabilities	54,367	41,028
Deferred tax liability - non-current (including deferred tax liability-non-current of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)		106
Long-term loan (including Long-term loan of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)	290	290
Total liabilities	54,657	41,424
Commitments (Note 22)
Equity:
Ordinary shares of par value $0.00002: (50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193, as of December 31, 2011 and 2012, respectively)	16	16
Additional paid-in capital	142,837	141,667
Accumulated other comprehensive income	46,822	43,597
Statutory reserve	23,137	22,631
Retained earnings	93,472	97,272
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	306,284	305,183
Noncontrolling interests	25,405	20,802
Total equity	331,689	325,985
TOTAL LIABILITIES AND EQUITY	$ 386,346	$ 367,409

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowances	$ 7,796	$ 9,394
Accounts payable	11,140	8,792
Short-term loan	15,350
Accrued expenses and other current liabilities	11,784	20,191
Advance from customers	9,173	8,492
Deferred revenue	4,178	219
Income tax payable	1,062	1,804
Put option liability	1,680	1,530
Deferred tax liability - non-current		106
Long-term loan	290	290
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193
Consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited
Accrued expenses and other current liabilities	184	837
Advance from customers	0	202
Income tax payable	$ 21	$ 21

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 137,663	$ 323,800	$ 271,877
Cost of revenues	(106,367)	(238,564)	(204,785)
Gross profit	31,296	85,236	67,092
Operating expenses:
Research and development	(9,343)	(13,541)	(11,613)
Selling and marketing	(12,328)	(17,196)	(6,084)
General and administrative	(5,594)	(18,848)	(14,626)
Impairment of goodwill	0	(606)	0
Impairment of intangible assets	(3,833)
Total operating expenses	(31,098)	(50,191)	(32,323)
Government subsidy income	232	224	159
Other operating income	1,124	2,824	1,109
Income (loss) from operations	1,554	38,093	36,037
Interest expenses			(1)
Interest income	2,032	1,365	882
Investment income			142
Other (expenses) income, net	354	(79)	(101)
Change in fair value of derivatives embedded in convertible notes			1,280
Change in fair value of put option	(150)	(150)	(123)
Income before income taxes	3,790	39,229	38,116
Income tax expenses	(5,635)	(9,419)	(9,458)
Net income (loss)	(1,845)	29,810	28,658
Less: Net income attributable to noncontrolling interests	(1,449)	(2,683)	(818)
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,294)	27,127	27,840
Net income (loss) per share attributable to China Techfaith Wireless Communication Technology Limited:
Basic	$ 0	$ 0.03	$ 0.04
Diluted	$ 0	$ 0.03	$ 0.03
Weighted average shares used in computation:
Basic	794,003,193	794,003,193	732,784,822
Diluted	794,003,193	794,003,193	795,843,605
Other comprehensive income (loss), net of tax Foreign currency translation adjustment	3,525	13,026	7,365
Comprehensive income	1,680	42,836	36,023
Less: Comprehensive income attributable to noncontrolling interest	(1,749)	(3,210)	(948)
Comprehensive income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(69)	39,626	35,075
Research and development
Share based compensation expenses:
Share based compensation expenses	355	615
Selling and marketing
Share based compensation expenses:
Share based compensation expenses	198	344
General and administrative
Share based compensation expenses:
Share based compensation expenses	617	1,213	1
ODP
Revenues	57,803	212,784	222,549
Cost of revenues	(53,971)	(174,991)	(180,517)
Brand name phone sales
Revenues	50,266	67,535	38,462
Cost of revenues	(34,250)	(41,280)	(22,066)
Game
Revenues	29,594	43,481	10,866
Cost of revenues	$ (18,146)	$ (22,293)	$ (2,202)

Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional paid-in capital	Treasury stock	Accumulated other comprehensive income	Statutory reserve	Retained earning	Equity attributable to China Techfaith Wireless Communication Technology Limited Shareholders	Noncontrolling Interests
Beginning Balance at Dec. 31, 2009	$ 203,938	$ 13	$ 113,657	$ (199)	$ 23,863	$ 10,993	$ 53,943	$ 202,270	$ 1,668
Beginning balance (in shares) at Dec. 31, 2009		650,156,045
Issue of ordinary shares for acquisition of Citylead (in shares)		65,934,066
Issue of ordinary shares for acquisition of Citylead	12,835	1	12,834					12,835
Cancellation of treasury stock (in shares)		(918,000)
Cancellation of treasury stock			(199)	199
Conversion of convertible notes (in shares)		78,814,628
Conversion of convertible notes	16,750	2	13,202					13,204	3,546
Foreign currency translation adjustments	7,365				7,235			7,235	130
Vesting of nonvested shares (in shares)	16,454	16,454
Share-based compensation	1		1					1
Net income (loss)	28,658						27,840	27,840	818
Provision for statutory reserve						5,686	(5,686)
Ending Balance at Dec. 31, 2010	269,547	16	139,495		31,098	16,679	76,097	263,385	6,162
Ending Balance (in shares) at Dec. 31, 2010		794,003,193
Foreign currency translation adjustments	13,026				12,499			12,499	527
Share-based compensation	2,172		2,172					2,172
Net income (loss)	29,810						27,127	27,127	2,683
Provision for statutory reserve						5,952	(5,952)
Capital contribution by noncontrolling shareholders	11,430								11,430
Ending Balance at Dec. 31, 2011	325,985	16	141,667		43,597	22,631	97,272	305,183	20,802
Ending Balance (in shares) at Dec. 31, 2011		794,003,193
Foreign currency translation adjustments	3,525				3,225			3,225	300
Share-based compensation	1,170		1,170					1,170
Net income (loss)	(1,845)						(3,294)	(3,294)	1,449
Provision for statutory reserve						506	(506)
Capital contribution by noncontrolling shareholders	2,854								2,854
Ending Balance at Dec. 31, 2012	$ 331,689	$ 16	$ 142,837		$ 46,822	$ 23,137	$ 93,472	$ 306,284	$ 25,405
Ending Balance (in shares) at Dec. 31, 2012		794,003,193

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (1,845)	$ 29,810	$ 28,658
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain) loss on disposal of property, plant and equipment	344	(44)	(479)
Loss on disposal of intangible assets	94
Gain from disposal of other asset		(903)
Impairment of goodwill	0	606	0
Impairment of intangible assets	3,833
Amortization of acquired intangible assets	2,140	486	616
Amortization of land use rights	217	134	0
Inventory provision	3,142	10,504	2,186
Warranty provision	47	(246)	341
Accrual (reversal) of allowance for doubtful accounts	(1,606)	10,256	8,204
Depreciation of property, plant and equipment	3,615	3,160	2,769
Change in fair value of put option	150	150	123
Share-based compensation	1,170	2,172	1
Change in fair value of derivatives associated with convertible notes			(1,280)
Amortization of convertible notes interest			1
Deferred tax	104	(81)	(193)
Changes in operating assets and liabilities:
Accounts receivable	(250)	10,757	(3,356)
Inventories	(2,574)	(158)	5,104
Prepaid expenses and other current assets	(2,995)	(2,750)	8,927
Payments for land use rights		(10,889)
Accounts payable	2,231	534	(2,915)
Accrued expenses and other current liabilities	(8,677)	8,547	743
Advance from customers	610	739	2,730
Deferred revenue	3,908	(84)	(464)
Income tax payable	(698)	(1,486)	2,013
Net cash provided by operating activities	2,960	61,214	53,729
Investing activities:
Purchase of property, plant and equipment	(15,690)	(25,965)	(3,888)
Proceeds from sale of property, plant and equipment		45	57
Purchase of intangible assets	(5,820)		(334)
Cash acquired from business acquisition of Citylead, net of cash consideration paid of $500			10,683
Deposit received for disposal of other asset (Note 19)			2,773
Net cash provided by (used in) investing activities	(21,510)	(25,920)	9,291
Financing activities:
Capital contribution by noncontrolling shareholders	7,881	6,403
Proceeds from long-term borrowing			290
Proceeds from short-term borrowing	15,350
Net cash provided by financing activities	23,231	6,403	290
Effect of exchange rate changes on cash and cash equivalents	2,632	10,404	4,682
Net (decrease) increase in cash and cash equivalents	7,313	52,101	67,992
Cash and cash equivalents at the beginning of the year	250,637	198,536	130,544
Cash and cash equivalents at the end of the year	257,950	250,637	198,536
Cash paid during the year for:
Interest expenses			26
Income taxes	6,228	11,024	7,860
Non-cash investing and financing activities:
Share consideration issued in connection with the acquisition of Citylead (Note 3)			12,835
Conversion of the convertible notes (Note 15)			16,750
Capital contribution receivable from a noncontrolling shareholder	53	5,027
Receivable for disposal of other assets (Note 19)		$ 1,193

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash acquired from business acquisition of Citylead, cash consideration paid	$ 0	$ 0	$ 500

Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Techfaith Wireless Communication Technology Limited (the “Company”) was incorporated under the laws of the Cayman Islands on June 25, 2004 and its subsidiaries and variable interest entity (the “VIE”) include the following as of December 31, 2012:

Subsidiaries	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership

Techfaith Wireless Communication Technology (Beijing) Limited (“Techfaith China”)	July 26, 2002	the People’s Republic of China (the “PRC”)	100%

Techfaith Wireless Technology Group Limited (“Techfaith BVI”) (formerly known as Techfaith Wireless Communication Technology Limited)	July 8, 2003	British Virgin Islands (the “BVI”)	100%

Great Earnest Technology Limited (“Great Earnest”)	August 8, 2003	BVI	100%

One Net Entertainment Limited (“One Net”) (formerly known as Techfaith Interactive Technology (Beijing) Limited)	September 5, 2003	PRC	67.8%

798 Entertainment Limited (“798 Entertainment”) (formerly known as Leo Technology Limited)	October 15, 2003	BVI	67.8%*

Tecface Communication Technology (Beijing) Limited (“Tecface Technology”) (formerly known as STEP Technologies (Beijing) Co., Limited.)	November 20, 2003	PRC	100%

Techfaith Intelligent Handset Technology (Hong Kong) Limited (“Techfaith HK”) (formerly known as First Achieve Technology Ltd.)	December 29, 2003	Hong Kong	100%

Finest Technology Limited (“Finest Technology”)	January 8, 2004	BVI	100%

Techfaith Wireless Communication Technology (Shanghai) Limited (“Techfaith Shanghai”)	March 22, 2004	PRC	100%

Infoexcel Technology Limited (“Infoexcel Technology”)	April 18, 2005	BVI	100%

Boost Time Limited (“Boost Time”)	August 25, 2005	BVI	100%

Techfaith Intelligent Handset Technology (Beijing) Limited (“Techfaith Intelligent Handset Beijing”)	September 9, 2005	PRC	100%

Charm Faith Limited (“Charm Faith”)	November 21, 2005	BVI	100%

Techfaith Software (China) Holding Limited (“TechSoft Holding”)	March 17, 2006	Cayman Islands	70%

Techfaith Wireless Communication Technology (Hangzhou) Limited (“Techfaith Hangzhou”)	April 24, 2006	PRC	100%

Techfaith Software (China) Limited (“TechSoft”)	May 26, 2006	PRC	70%

Fair Nice Technology Limited (“Fair Nice”)	February 26, 2007	BVI	100%

Techfaith Wireless Communication Technology (Shenyang) Limited (“Techfaith Shenyang”)	March 27, 2007	PRC	100%

Techfaith Wireless Technology (HK) Limited (“Technology HK”)	December 10, 2008	Hong Kong	100%

Media Chance Limited (“Media Chance”)	August 13, 2009	Hong Kong	51%

Time Spring Limited (“Time Spring”)	October 28, 2009	BVI	51%

Shenyang 17vee Move Co. Limited (“17VEESY”) (formerly known as UU Internet Technology (Shenyang) Limited)	November 26, 2009	PRC	67.8%

Glomate Mobile (Beijing) Co., Limited. (“Glomate”)	January 5, 2010	PRC	51%

Citylead Limited (“Citylead”)	February 10, 2010	BVI	100%

QIGI&BODEE Technology Limited (“QIGI HK”)	February 10, 2010	Hong Kong	100%

Tecface International Technology Limited (“Tecface International”) (formerly known as QIGI&BODEE International Technology (Beijing) Limited)	February 10, 2010	PRC	100%

Tecface Communication & Equipment (Beijing) Limited (“Tecface Communication Equipment Beijing”)	September 16, 2011	PRC	60%

17fox Technology (Shenyang) Co. Limited (“17FOXSY”) (formerly known as Tecface International Mobile (Shenyang) Co., Limited)	September 22, 2011	PRC	83.3%

VIE

QIGI&BODEE Technology (Beijing) Co., Limited (“QIGI Technology”)	February 10, 2010	PRC	nil

*	In July 2009, 798 Entertainment issued 345,722 class B Ordinary Shares to a third party-investor. These class B Ordinary Shares are convertible into 798 Entertainment’s ordinary shares, the conversion price is initially set at $28.92 and will be adjusted downward if 798 Entertainment cannot meet its performance target. As of December 31, 2012, the adjusted conversion price was $3.88. As a result of the issuance of the class B Ordinary Shares, the Group’s ownership in 798 Entertainment was changed from 100% to 74.3%.

In June 2009, 798 Entertainment issued convertible notes for of $10,000 to another two third-party investors. In September 2010, these investors exercised their option to convert the convertible notes for 129,668 class B Ordinary Shares from 798 Entertainment and 78,814,628 of the Company’s Ordinary Shares. As a result, the Group’s ownership in 798 Entertainment was further reduced to 67.8%.

The Company, all of its subsidiaries and VIE are collectively referred to as the “Group”.

In 2006, the Group started to design and manufacture handsets and smart phones through Electronics Manufacturing Service (“EMS”) providers for sales to mobile handset brand owners and electronic products wholesale distributors. Since 2008, the Group generated the majority of its revenue from sales of products. In 2009, the Group started generating revenue from mobile game design and other related services. In 2010, the Group acquired Citylead with its subsidiaries and VIE (the “Citylead Group”) and started to sell mobile phones under “QIGI” brand. In 2011, the Group started to sell mobile phones under “Tecface” brand.

China Techfaith Interactive Internet Technology Limited (“Techfaith Interactive”) filed for bankruptcy on October 13, 2012. Accordingly, the Company deconsolidated Techfaith Interactive because the Company no longer had the ability to direct the activities that most significantly affect the Techfaith Interactive’s economic performance.

Variable interest entity

On February 10, 2010 the Group acquired Citylead, a Chinese brand mobile phone company. QIGI Technology is jointly owned by Mr. Xu Enhai and Ms. Han Deling for 66.7% and 33.3%, respectively. Citylead, through Tecface International entered into a number of contractual agreements with QIGI Technology and its equity owners on February 5, 2010, Tecface International has the power to direct the activities that most significantly affect the QIGI Technology’s economic performance and the ability to receive the majority of expected residual returns of QIGI Technology.

Power of attorney

The legal shareholders of QIGI Technology have executed an irrevocable power of attorney appointing Tecface International, or any person designated by Tecface International as their attorney-in-fact to vote on their behalf on all matters, including but not limited to the dividend declaration, of the QIGI Technology requiring shareholder approval under PRC laws and regulations and the articles of association of QIGI Technology. The power of attorney remains effective indefinitely and noncancelable by the legal shareholders.

The Articles of Associations of QIGI Technology state that the major rights of the shareholders in a shareholders’ meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation, review and approve the annual budget and earnings distribution plan. Therefore, through the irrevocable power of attorney arrangement Tecface International has the ability to exercise effective control over the QIGI Technology through shareholder votes and through such votes to also control the composition of the board of directors. In addition, the senior management teams of QIGI Technology and those of Tecface International are all assigned by the Company. As a result, the Company has the power to direct the activities of the QIGI Technology that most significantly impact their economic performance.

Exclusive business cooperation agreement

Tecface International signed the exclusive business cooperation agreement with QIGI Technology to provide technological, management, sales & marketing, and all the other core services. As consideration for these services, Tecface International is entitled to charge QIGI Technology annual service fees that is equivalent to QIGI Technology’s annual net income. The exclusive business cooperation agreement will terminate when (1) Tecface International is dissolved, (2) Tecface International exercises the exclusive purchased option agreement as mentioned below and (3) Tecface International intends to terminate this agreement with a prior notification of 30 days.

Exclusive purchase option agreement

Tecface International has the right to purchase all or part of the shares capital of QIGI Technology. The purchase price is equal to RMB 1.00 or the lowest price allowed by PRC law. The right granted to Tecface International under this agreement was exclusive and irrecoverable. The rights and duties under this agreement can be transferred to any third party appointed by Tecface International. The exclusive option agreement will not be terminated until Tecface International exercises its right to purchase the QIGI Technology’s shares pursuant to this agreement.

Equity pledge agreement

Shareholders of the QIGI Technology have pledged all of their equity interests in QIGI Technology with Tecface International to insure the fulfillment of the above agreements. The equity pledge agreement remains in full force until QIGI Technology fulfills its obligations under the exclusive business cooperation agreement mentioned above.

As a result of these contractual arrangements, the Company (through Tecface International, its wholly owned subsidiary) has (1) the power to direct the activities of QIGI Technology that most significantly impacts QIGI Technology’s economic performance and (2) the right to receive economic benefits from QIGI Technology, and accordingly, the Company has consolidated the financial results of QIGI Technology in the consolidated financial statements for all the periods presented.

Risks in relation to the VIE structure

The shareholders of the VIE are also shareholders of the Company. The Company cannot assure that when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIE may encounter in their capacity as the beneficial owners of the VIE, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of the VIE will not act contrary to any of the contractual arrangements and the exclusive purchase option agreement provide the Company with a mechanism to remove the shareholders as the beneficial shareholders of the VIE should they act to the detriment of the Company.

The Company believes that Tecface International’s contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. The exclusive purchase option agreement provides the Company with a mechanism to remove shareholders of the VIE at any time and for any reason. If any conflict of interest or dispute between the Company and the shareholders of the VIE arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Company’s ability to control the VIE is also dependent on the power of attorney that the Tecface International has to vote on all matters requiring shareholder approval for the VIE. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The Company believes that Tecface International’s contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group may be subject to fines or other actions. If necessary, the Company will exercise its rights under the exclusive purchase option agreement to purchase and directly hold the equity interest in QIGI Technology. Although QIGI Technology currently contributes a relatively small portion of our revenues, if we are unable to enforce these contractual arrangements, or if we suffer significant delay or other obstacles in the process of enforcing these contractual arrangements, we may not be able to have the power to direct the activities that most significantly affect the economic performance of QIGI Technology, our ability to conduct our business may be negatively affected, and we may not be able to consolidate the financial results of QIGI Technology into our consolidated financial statements in accordance with U.S. GAAP.

The following financial statement amounts and balances of the Group’s VIE were included in the accompanying consolidated financial statements after the elimination of the inter-company transactions and balances:

	December 31,
	2011	2012

Total current assets	$28,767	$27,070
Total non-current assets	534	—
Total assets	$29,301	$27,070

Total assets as % of the Group’s total assets	8%	7%

Total current liabilities	$1,060	$205
Total non-current liabilities	—	—
Total liabilities	$1,060	$205

Total Liabilities as % of the Group’s total liabilities	3%	—

	Years ended December 31,
	2010	2011	2012

Net revenues	$44,120	$1,868	$3

Net revenues as % of the Group’s net revenue	16%	1%	—

Net income (loss)	$11,708	$(62)	$(3,194)

	Years ended December 31,
	2010	2011	2012

Net cash provided by (used in) operating activities	$35,004	$(6,368)	$(1,373)
Net cash used in investing activities	$(473)	$(2)	$—
Net cash provided by financing activities	$—	$—	$—

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, provision for inventory written down, allowance for account receivable, valuation allowance for deferred tax assets, impairment for goodwill, useful lives and impairment for property, plant and equipment and intangible assets and provision for warranty.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow (“DCF”) models, and similar techniques.

Inventories

Inventories of the Group consist of raw materials, finished goods and work in progress. Inventories are stated at the lower of cost or market. Inventory costs include expenses that are directly or indirectly incurred in the acquisition, including shipping and handling costs charged to us by suppliers, and production of manufactured products for sale. Expenses include the cost of materials and supplies used in production, direct labour costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labour. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value based upon estimates of future demand, technology developments, and market conditions.

Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and amortization. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Office building	47 or 48 years
Plant and machinery	4 years
Furniture, fixtures and equipment	4 years
Motor vehicles	4 years
Software	3-4 years
Leasehold improvements	Shorter of the lease term or 4 years

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the agreements.

Acquired intangible assets, net

Acquired intangible assets with definite lives are amortized on a straight-line basis over their expected useful economic lives. Intangible assets with indefinite live are not amortized but tested for impairment annually. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software license	2-5 years
Certification of internet content provider	5 years
Customer base	5 years
Contract backlog	2 months
Trade name and domain name	4 years

Impairment of long-lived assets and intangible assets with definite lives

The Group reviews its long-lived assets and intangible assets with definite live for impairment whenever events or change in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group would recognize an impairment loss based on the fair values of these assets.

Impairment of intangible assets with indefinite lives

The Group evaluates the remaining useful life of an intangible asset that is not being amortized in each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If the intangible asset that is not being amortized is subsequently determined to have a definite useful life, the asset is then tested for impairment in the same way as intangible assets with definite life.

An intangible asset that is not subject to amortization is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test of intangible assets with indefinite lives consists of a comparison of the fair value of an intangible asset with its carrying amount.

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.

The Group performs its goodwill impairment test annually on December 31, and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The Group completes a two-step goodwill impairment test. The first step compares the fair value of each reporting unit (operating segment or one level below an operating segment) to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Deferred revenue

Deferred revenue relates to design fee revenue. Design fee advances are normally received from customers immediately after the design contracts are executed, such advances are recorded as deferred revenue and are recognized as revenue when a pre-agreed milestone has been reached.

Treasury stock

Treasury stock represents shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends and excluded from the weighted average outstanding shares in calculation of net income per share. Treasury stock is recorded at cost.

Revenue recognition

Revenue related to ODP segment

(1)	Product sales

Revenue from sales of products, including feature phones and smart phones designed by the Group and manufactured by EMS providers, wireless modules as well as other electronic components is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Design fee

Design fee is a fixed amount paid in installments according to pre-agreed milestones. In general, three milestones are identified in the Group’s design contracts with customers. Three milestones include: 1, GSM-based handsets industry based standard referring as full type approval, or FTA; 2, the regulatory approval for its use in the intended country, in the case of China, a China type approval, or CTA; and 3, the beginning of mass production refers to as shipping acceptance, or SA. The Group recognizes revenues in accordance with authoritative guidance regarding to software revenue recognition based on the proportional performance method using an output measure determined by achievement of each milestone.

(3)	Component sales

Component sales revenue, including sales of mobile phone components other than finished mobile phone products (such as chips used in mobile products) is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to brand name phone sales segment

Revenue from sales of brand name phones, represent mobile phone under Tecface and QIGI brand. The Tecface and QIGI brand phones are designed by the Group and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to game segment

(1)	Motion game device

Motion game device is a PC game control device that is used in motion games. Motion game device is designed by the Group and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Wireless gaming service

The Group provides mobile phone game related services to brand mobile phone manufacturers. Under these arrangements, the Group maintains a mobile phone web page so the brand mobile phone manufacturers’ end users can access the web page and download mobile phone games free of charge during the contract period. In return, mobile phone manufactures pay the Group a fixed fee for the contract period, usually one year. Revenue is recognized ratably over the contract period.

Business taxes

The Group’s PRC subsidiaries and VIE are subject to business taxes at the rate of 5% on certain types of services and the related revenues are presented net of business taxes incurred. The Group reports revenue net of business taxes. Business taxes deducted in arriving to net revenue during 2010, 2011 and 2012 totaled $319, $78 and $324, respectively.

Value added tax (“VAT”) and VAT refund

VAT on sales is calculated at 17% on revenue from product and component sales, 6% on revenue from design fees starts from January 1, 2012 for subsidiaries located in Shanghai, and September 1, 2012 for subsidiaries located in Beijing and paid after deducting input VAT on purchases. The Group reports revenue net of VAT. VAT during 2010, 2011 and 2012 totaled $43,968, $53,762 and $22,775, respectively.

For products sold to overseas customers by PRC entities, the Group is entitled to a refund of VAT paid at rate of 13% for some component sales and 17% for other products sales. The Group records VAT refund on accrual basis. VAT refund is recorded as other current assets on the consolidated balance sheets. The Group reports revenue net of VAT.

For the provisions of qualified revenue from design fees under the VAT reform pilot program, subsidiaries located in Shanghai and Beijing are entitled to a VAT exemption upon the application procedures and approval of in-charge tax authorities while input tax obtained for design activities are not deducted.

Product warranty

The Group’s product warranty relates to the provision of bug fixing services to the Group’s designed mobile handset for a period of one to three years commencing upon the mass production of the mobile handset, and warranties to the Group’s customers on the sales of products for a period of one year. Accordingly, the Group’s product warranty accrual reflects management’s best estimate of probable liability under its product warranty. Management determines the warranty based on historical experience and other currently available evidence.

	Year ended December 31,
	2010	2011	2012

Balance at beginning of the year	$377	$277	$36
Current period provision	341	39	92
Utilized during the year	(102)	—	—
Reversal	(345)	(285)	(45)
Exchange difference	6	5	—

Balance at end of the year	$277	$36	$83

Government subsidies and grants

Some local governments in the PRC give subsidies to companies as an incentive to establish business in its jurisdiction. These government subsidies are recognized as subsidy income in the statements of comprehensive income when they are received as the Group does not have further obligation to earn these subsidies. The Group recorded government subsidy income of $159, $224 and $232 for the years ended December 31, 2010, 2011 and 2012, respectively

The Group also receives government grants as compensation of performing government endorsed projects. The grants are refundable until the Group achieves certain performance measures. These government grants are recorded as a liability until earned. The Group recognizes these grants as subsidy income once it completes the relevant projects and achieves the performance measures. The Group did not record such government subsidy income for the years ended December 31, 2010, 2011 and 2012. The amount of $394, $683 and $995 were recorded as a liability on the balance sheet as of December 31, 2010, 2011 and 2012, respectively.

Research and development costs

Research and development expenses are incurred in the development of handset design and wireless software application. Technological feasibility for the Group’s internally developed products is reached shortly before the products are released to customers. Costs incurred after technological feasibility has historically been immaterial. Accordingly, the Group has expensed all research and development costs when incurred.

Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $2,983, $12,930 and $8,988 in 2010, 2011 and 2012, respectively, and have been included as part of selling and marketing expenses.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE located in the PRC are maintained in their local currencies, the RMB, which are also the functional currencies of these entities. The financial records of the Group’s subsidiaries located in Hong Kong are maintained in U.S. dollar, which is also the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income.

The Group’s entities with functional currency of RMB, translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not identify significant unrecognized tax benefits for years ended December 31, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the Group’s unrecognized tax benefits would not change significantly within 12 months from December 31, 2012.

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in single continuous statement of comprehensive income. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

Financial instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, the put option, amount due from a related party, amounts due to related parties.

Except for the put options, the carrying values of all the aforementioned financial instruments approximate its fair value due to the short-term nature of these instruments. The put option is carried at fair value.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers; however, upfront deposit based on a portion of the design fee under the contract will generally be required to be received when the design contract is entered into. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. Information relating to the Group’s major customers is summarized in Note 23.

Share-based payment

Share-based payment transactions with employees, such as share options and nonvested shares, are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expense over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period, based on graded vesting attribution method prior to year 2011, with a corresponding impact reflected in additional paid-in capital. Effective January 1, 2011, the Company changed its method of amortization of share-based payment expense from the graded vesting attribution method to straight-line attribution method. Management believes the straight-line attribution method result in a better matching of amortization of share-based payment expense with employee service obtained.

Shares awards issued to non-employees (other than non-employee directors), such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The Convertible Notes issued are accounted for using if-converted method when calculate diluted net income per ordinary share. Ordinary share equivalents are excluded from the computation of the diluted net loss per share in periods when their effect would be anti-dilutive. The effect of the stock options is computed using the treasury stock method.

Recently adopted accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statements of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in a single continuous statement of comprehensive income.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements, as the Company chose to directly perform the two-step goodwill impairment test for 2012.

Recent accounting pronouncements not yet adopted

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

In February 2013, the FASB has issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

•

Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments are effective for reporting periods beginning after December 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. The Group will adopt this pronouncement on January 1, 2014 which is not expected to have a significant impact on its financial condition or results of operations.

Acquisition	12 Months Ended
Dec. 31, 2012
Acquisition
3.	ACQUISITION

On February 10, 2010, the Group acquired Citylead together with its subsidiaries and VIE, QIGI Technology, a domestic brand mobile phone company. The consideration included $500 in cash and 65,934,066 of the Company’s ordinary shares with a fair value of $0.19 per ordinary share as of the acquisition date. If QIGI Technology does not meet performance targets for 2010 or 2011 as stipulated in the share purchase agreement, the former shareholders of Citylead are obligated to return certain number, based on a pre-determined formula, of the Company’s ordinary shares. Such contingent share receivable was initially recorded as a contingent receivable carried at fair value as of the acquisition date and subsequently remeasured at each reporting date.

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and was allocated to assets acquired and liabilities assumed as follows:

		Amortization period

Cash acquired	$11,183
Intangible assets:
Contract backlog	20	0.1 year
Customer base	680	5 years
Trade name & domain name	1,670	Indefinite life
Goodwill	1,242
Deferred tax liability	(170)
Other net liabilities acquired	(1,486)

Total	$13,139

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The contingent share receivable fair value was estimated using, among other factors, the forecasted financial performance of the acquired business, (Level 3 inputs). The $107 and $89 change of fair value of the contingent receivable was recorded as other expense in the consolidated statements of comprehensive income during the periods ended December 31, 2010 and 2011, respectively. The contingent share receivable was settled on December 31, 2011, at which time it was determined that the former shareholders of Citylead were not obliged to return any of the Company’s ordinary shares because QIGI Technology met all the performance targets for 2010 and 2011.

The following pro forma information summarizes the results of operations for the Group as if the acquisition had occurred as of January 1, 2010. The following pro forma financial information is not necessarily indicative of the result that would have occurred had the acquisition been completion at the beginning of the period indicated, nor is it indicative of future operating results:

Year ended December 31, 2010

Total revenue	$273,340
Net income attributable to China Techfaith Wireless Communication Technology Limited	$27,591

Net income per share attributable to China Techfaith Wireless Communication Technology Limited
- Basic	$0.04
- Diluted	$0.03

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,
	2011	2012

Accounts receivable	$16,109	$16,462
Less: allowance for doubtful accounts	(9,394)	(7,796)

Accounts receivable, net	$6,715	$8,666

Movement of allowance for doubtful accounts was as follows:

	December 31,
	2010	2011	2012

Balance at beginning of the year	$9,151	$13,133	$9,394
Charge to expenses	8,244	10,386	582
Reversal	(40)	(130)	(2,188)
Written-off	(4,498)	(14,511)	—
Exchange difference	276	516	8

Balance at end of the year	$13,133	$9,394	$7,796

Inventories, Net	12 Months Ended
Dec. 31, 2012
Inventories, Net
5.	INVENTORIES, NET

Inventories consisted of the following:

	December 31,
	2011	2012

Raw materials	$7,957	$8,510
Finished goods	1,932	1,916
Work in progress	80	1,710

Less: allowance for inventory write-down	(1,985)	(4,646)

Inventories, net	$7,984	$7,490

Movement of allowance for inventory write-downs was as follows:

	December 31,
	2010	2011	2012

Balance at beginning of the year	$2,373	$4,690	$1,985
Charge to expenses	2,186	10,504	3,142
Written-off	—	(13,690)	(549)
Exchange difference	131	481	68

Balance at end of the year	$4,690	$1,985	$4,646

During 2010, 2011 and 2012, the Group recorded provisions for inventory write-downs of $2,186, $10,504 and $3,142, respectively, which were included in cost of sales. The increase in the allowance for inventory write-downs was mainly related to obsolete inventories that were not technologically suitable for future productions.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2011	2012

Advance to EMS providers	$4,910	$9,565
Value added taxes recoverable	2,082	2,248
Social insurance borne by employee	785	927
Deposits	287	825
Rental receivable	1,968	638
Prepaid software license fee	411	508
Receivable for sale of testing equipment	—	298
Prepaid testing and tooling fee	515	274
Staff advances	284	206
Other prepaid and current assets	98	136
Capital contribution receivable from noncontrolling shareholders (1)	5,027	53
Receivable for disposal of other assets	1,193	—

	$17,560	$15,678

(1)	The amount as of December 31, 2011 represent capital contribution receivable from Beijing E-town International Investment and Development Co Limited for the capitalization of Tecface Communication Equipment Beijing which was received in August 2012.

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	December 31,
	2011	2012

Construction in progress	$21,002	$36,530
Office building	44,064	44,515
Motor vehicles	676	683
Plant and machinery	10,702	10,766
Furniture, fixtures and equipment	5,152	4,569
Software	10,318	8,258
Leasehold improvements	7,448	6,837

	$99,362	$112,158
Less: accumulated depreciation	(29,383)	(31,544)

Property, plant and equipment, net	$69,979	$80,614

The Group recorded depreciation expenses of $2,769, $3,160 and $3,615 for the years ended December 31, 2010, 2011 and 2012, respectively.

Land Use Rights, Net	12 Months Ended
Dec. 31, 2012
Land Use Rights, Net
8.	LAND USE RIGHTS, NET

	December 31,
	2011	2012

Land use rights	$10,889	$11,000
Less: accumulated amortization	(134)	(355)

Land use rights, net	$10,755	$10,645

Amortization expenses for land use rights totaled $nil, $134 and $217 for the years ended December 31, 2010, 2011 and 2012, respectively. Future amortization expenses are $217 per year for each of the next 48 years through December 31, 2060.

Acquired Intangible Assets	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets
9.	ACQUIRED INTANGIBLE ASSETS

Acquired intangible assets, net consisted of the following:

	December 31, 2011				December 31, 2012
	Gross carrying amount	Accumulated amortization	Impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment loss	Net carrying amount

Intangible assets with definite life:
- Software license	$3,056	$(2,828)	$—	$228	$10,742	$(4,774)	$(2,107)	$3,861
- Certification of internet content provider	15	(9)	—	6	—	—	—	—
- Customer base	680	(257)	—	423	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	—	—	—	—	1,670	—	(1,470)	200

	3,771	(3,114)	—	657	13,112	(5,187)	(3,864)	4,061

Intangible assets with indefinite life:
- Trade name and domain name	1,670	—	—	1,670	—	—	—	—

	$5,441	$(3,114)	$—	$2,327	$13,112	$(5,187)	$(3,864)	$4,061

The Group recorded amortization expenses of $616, $486 and $2,140 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group recorded impairment losses of $nil, $nil and $3,833 for the years ended December 31, 2010, 2011 and 2012 respectively. Based on the actual and expected operating results of the ODP reporting unit, the Group recorded an impairment loss of $2,107 for software licenses. Similarly, $287 and $1,470 of impairment expense was recorded for the brand name phone sales reporting unit’s customer base and trade name and domain name intangible assets, respectively, because of the Group’s plan to shift its production capacity from the “QiGi” brand, to which these intangible assets relate, to the Group’s self-developed “Tecface” brand, which result in the Group’s reassessment of the estimated economics life of QIGI’s trade name and domain name. The impairment losses were measured as the excess of the carrying amount of the intangible assets over the net present value of the expected future cash flows derived from the respective intangible asset.

The future amortization expenses for the net carrying amount of intangible assets with definite lives as of December 31, 2012 were as follows:

Year 2013	$1,814
Year 2014	1,700
Year 2015	497
Year 2016	50

$4,061

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
10.	GOODWILL

Changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2011 and 2012, consisted of the following:

	December 31, 2011			December 31, 2012
	ODP	Brand name phone sales	Total	ODP	Brand name phone sales	Total

Gross amount:
Beginning balance	$606	$1,242	$1,848	$606	$1,242	$1,848
Goodwill recognized in acquisition	—	—	—	—	—	—
Disposal	—	—	—	—	—	—

Ending balance	606	1,242	1,848	606	1,242	1,848

Accumulated impairment loss:
Beginning balance	—	—	—	(606)	—	(606)
Disposal	—	—	—	—	—	—
Charge for the year	(606)	—	(606)	—	—	—

Ending balance	(606)	—	(606)	(606)	—	(606)

Goodwill, net	$—	$1,242	$1,242	$—	$1,242	$1,242

During the third quarter of 2011, the Group believed that the significant decline in the Company’s stock price over a sustained period of time was an impairment indicator that warranted a goodwill impairment test for the period ended September 30, 2011. Based on that assessment, the Group concluded that goodwill allocated to the ODP segment was fully impaired because of the estimated decline in growth rates and profit margins for future periods.

The Group applied the income approach, which it believed to be more reliable than the market approach, to determine the fair value of the Group’s reporting units. Accordingly, it adopted a DCF model under the income approach, which considers a number of factors that include expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

When applying the DCF method for the reporting unit, the Group incorporated the use of projected financial information and a discount rate developed using market participant based assumptions. The cash flow projections were based on five-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth. The discount rate was estimated after considering the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require investing their capital in the reporting unit.

The Group recognized an impairment losses of $nil, $606 and $nil for the years ended December 31, 2010, 2011 and 2012, respectively.

Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses And Other Current Liabilities
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012

Social insurance and benefits payables	$3,135	$3,795
Rental payable	1,517	2,129
Payables to suppliers	645	1,167
Accrued professional fees	1,118	1,038
Government subsidies	683	995
Accrued wages	1,067	852
Tax payables	2,239	452
Accrued royalty and license fee	430	287
Payables for construction in progress	2,426	212
Accrued facility fee	322	211
Customer deposits for minimum purchase	159	161
Commission payable	—	110
Warranty provision	36	83
Accrued testing fee	—	42
Accrued advertising expense	6,135	—
Others	279	250

	$20,191	$11,784

Short-Term Loans	12 Months Ended
Dec. 31, 2012
Short-Term Loans
12.	SHORT-TERM LOANS

On June 25, 2012 and September 5, 2012, Techfaith BVI (a wholly owned subsidiary of the Group) obtained three loans of $5,350, $5,000 and $5,000 denominated in U.S. dollars from an independent third party (the “Lender”) to fund its investment in 17FOXSY. These loans are due on demand by the Lender after one year from the date the loan agreements or upon the bankruptcy of Techfaith BVI. These loans are non-interest bearing and uncollateralized.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
13.	INCOME TAXES

Cayman Islands

The Company and TechSoft Holding are tax exempted companies incorporated in the Cayman Islands.

British Virgin Islands

Under the current BVI law, income from Techfaith BVI, Great Earnest, 798 Entertainment, Finest Technology, Infoexcel Technology, Boost Time, Charm Faith, Fair Nice, Citylead and Time Spring are not subject to taxation.

Hong Kong

No provision for Hong Kong Profits Tax was made for the years ended December 31, 2010, 2011 and 2012 on the basis that Techfaith HK, Technology HK, QIGI HK and Media Chance did not have any assessable profits arising in or derived from Hong Kong.

PRC

On March 16, 2007, the National People’s Congress of China adopted the Enterprise Income Tax Law (“the EIT Law”) which became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. Under the EIT Law, an enterprise which qualifies as a “high and new technology enterprise” (“the HNTE”) is entitled to a tax rate of 15%.

Techfaith China and Techfaith Intelligent Handset Beijing have obtained high and new technology enterprise under the old EIT law prior to January 1, 2008, obtained the HNTE in December 2008 and renewed the HNTE status in 2011 under the EIT Law. Techfaith China and Techfaith Intelligent Handset Beijing were exempt from tax for three years followed by a 50% reduction in tax rate for the subsequent three years, starting from and 2003 and 2006, respectively.

Techfaith Shanghai is a qualified manufacturing foreign investment enterprise located in Shanghai Pudong according to the old EIT law prior to January 1, 2008, obtained HNTE in December 2008 and renewed the HNTE status in 2011. It was entitled to a preferential tax rate of 15% prior to year 2008, with two years exemption followed by a 50% reduction in tax rate for the subsequent three years under the old EIT law beginning from 2005. Beginning from 2010, the tax rate for Techfaith Shanghai is 15%.

TechSoft is a foreign investment enterprise which was entitled to a two year exemption followed by a 50% reduction in tax rate for the subsequent three years over the statuary tax rate of 25% starting from 2008.

One Net has obtained the HNTE in September 2011 under the EIT Law. Beginning from 2011, the tax rate for One Net is 15%.

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	2012	2013	2014	2015	2016

Techfaith China (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Intelligent Handset Beijing (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Shanghai (1)	15.0%	15.0%	15.0%	15.0%	15.0%
One Net (1)	15.0%	15.0%	15.0%	15.0%	15.0%
TechSoft	12.5%	25.0%	25.0%	25.0%	25.0%

(1)	The HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the HNTE status obtained by One Net in 2011 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future.

Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of the initial three year period.

The EIT Law includes a provision specifying that legal entities organized outside China will be considered residents for Chinese income tax purposes if their place of effective management or control is within China. If legal entities organized outside China were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income legal entities organized outside China earned to be subject to China’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. resides within China. Pursuant to the Implementation Rules to EIT Law released by the Chinese government, management does not believe that the legal entities organized outside China should be characterized as China tax residents for EIT Law purposes.

Under the EIT Law and its implementation rules, dividends generated after January 1, 2008 and payable by a foreign invested enterprise in China to its foreign investors who are nonresident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Aggregate undistributed earnings of the Company’s subsidiaries and VIE located in the PRC that are taxable upon distribution to the Company of approximately $117,483, $172,321 and $182,656 at December 31, 2010, 2011 and 2012, respectively. The Group did not record any withholding tax on any of the aforementioned undistributed earnings because it intends to permanently reinvest all earnings in China and the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2012. If the Group were to distribute such unremitted earnings, the Group will be subject to the dividend withholding taxes of approximately $12,055.

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income were as follows:

	Year ended December 31,
	2010	2011	2012

Current tax	$9,651	$9,500	$5,531
Deferred tax	(193)	(81)	104

	$9,458	$9,419	$5,635

All of the income taxes are related to the PRC entities of the Group.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	Year ended December 31,
	2011	2012

Deferred tax assets - current:
Accrued expenses	$979	$1,186
Product warranty provision	1	13
Allowance for doubtful accounts	61	101
Inventory provision	299	699
Net operating losses carry forwards	201	—
Less: Valuation allowance	(1,334)	(1,999)

Net deferred tax assets - current	$207	$—

Deferred tax assets - non-current:
Depreciation and amortization	$204	$270
Net operating loss carry forwards	10,346	5,881
Less: Valuation allowance	(10,547)	(6,151)

Net deferred tax assets non-current	$3	$—

	Year ended December 31,
	2011	2012

Deferred tax liability - non-current:
Acquired intangible asset	$106	$—

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	Year ended December 31,
	2010	2011	2012

Income before income tax	$38,116	$39,229	$3,790
Tax provision at PRC enterprise income tax rate of 25%	9,529	9,807	948
Expenses not deductible for tax purposes	2,428	2,127	881
Tax exemption and preferential tax rates granted to PRC entities	(3,629)	(2,233)	413
Effect of the different income tax rates in other jurisdictions	1,848	1,096	114
Changes in valuation allowances	(718)	(1,378)	3,279

	$9,458	$9,419	$5,635

Operating loss carry forwards of $43,824 expired during 2012, therefore the deferred tax assets of $7,010 were not recognized and the previously recorded valuation allowance of $7,010 was reversed in 2012. As of December 31, 2012, the Group had $35,596 operating loss carry forwards that expire from 2013 through 2017, which will be available to offset future taxable income.

The Group determines whether or not a valuation allowance is required at the level of each taxable entity. The deferred tax assets arise in companies which are not expected to have any significant taxable income in the foreseeable future and consequently a full provision has been made for the deferred tax assets of those entities.

Without the tax exemption and preferential tax rates granted to PRC entities, income tax expense would increase by approximately $5,793, $7,325 and $1,090 for the years ended December 31, 2010, 2011 and 2012, respectively, representing a decrease in the basic and diluted earnings per share of $0.01, $0.01 and $0.00, for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group has concluded that there are no significant unrecognized tax positions requiring recognition in financial statements for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2012.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries and VIE have not conducted a tax examination on the Group’s subsidiaries and VIE. In accordance with relevant PRC tax administration laws, tax years from 2006 to 2012 of the Group’s PRC subsidiaries and VIE remain subject to tax audits as of December 31, 2012, at the tax authority’s discretion.

Put Option Liability	12 Months Ended
Dec. 31, 2012
Put Option Liability
14.	PUT OPTION LIABILITY

In March 2006, the Company entered into Series A Preferred Shares Purchase and Sell Agreement (“the Agreement”) with QUALCOMM Incorporated (“QUALCOMM”) to establish a 70%-owned subsidiary, TechSoft Holding. The Company and QUALCOMM subscribed 70% and 30% of the issued Series A preferred shares of TechSoft Holding, respectively. QUALCOMM is granted the right to, upon the occurrence of certain conditions, require the Company to purchase back any or all of its Series A Preferred Shares (“Put Option”); and the right to, upon the occurrence of certain conditions, purchase any or all of the Series A Preferred Shares held by the Company at the price and on the terms pre-defined (“Call Option”). The Put Option was recorded at its fair value as a liability and is subsequently remeasured at fair value at the end of each reporting period.

As the valuation of the Put Option is based on the valuation of TechSoft Holding, a non-public company, it requires significant management judgment due to the absence of quoted market prices, and the lack of observable inputs. As a result, the Group has determined that the fair value of the Put Option is classified as Level 3 valuation within the fair value hierarchy (see Note 16).

The fair value of TechSoft Holding’s ordinary share is determined using the income approach valuation methodology that applied a DCF model for TechSoft Holding. The discounted cash flows were based on discrete five-year forecast developed by management for planning purposes, discounted at weighted average cost of capital. The fair value of TechSoft Holding’s ordinary shares as of December 31, 2012 is less than the calculated value and therefore the value of the Put Option is based on the difference between the calculated value and the fair value of the ordinary shares of TechSoft Holding, having regard to the probability of QUALCOMM exercising the option.

Changes in fair value of the Put Option amounting to $123, $150 and $150 during the years ended December 31, 2010, 2011 and 2012, respectively, are reflected on the consolidated statements of comprehensive income.

Convertible Notes	12 Months Ended
Dec. 31, 2012
Convertible Notes
15.	CONVERTIBLE NOTES

On June 9, 2009, 798 Entertainment, a subsidiary of the Group, issued $10,000 principal amount of the Convertible Notes due on June 8, 2012, to a group of unrelated third party investors (the “Note Holders”). The Convertible Notes were issued at par and bear interest at a rate of 8% per annum, compounded annually. Interest is due on the maturity date and payable in cash.

The key terms of the Convertible Notes are as follows:

Conversion

The Note Holders have the right, at any time on or before the tenth day before the maturity date, to convert the outstanding principal amount, or a portion thereof, into that number of

(i)	798 Entertainment’s Class B Ordinary Shares, par value $0.01 per share at the conversion price of $28.92 per share, or

(ii)	The Company’s shares, par value $0.00002 per share at the conversion price of $0.0793 per share. The total number of the Company’s shares the Note holders convert the notes into cannot be more than 129,941,915, subject to adjustment for forward and reverse stock splits, recapitalization and the like.

The conversion prices will be adjusted if one of the following conditions occurs:

a.	If the Company or 798 Entertainment issues any additional equity security at a price per share (the “New Issuance per share”) that is lower than the conversion price per share then in effect, then the conversion price per share is adjusted to the New Issuance price per share.

b.	Stock splits, combinations and dividends

However, the conversion price will not be adjusted upwards except in the case of stock combinations.

The Convertible Notes will automatically convert into 798 Entertainment’s Class B Ordinary Shares at the conversion price then in effect upon the closing of a Qualified Public Offering of 798 Entertainment. A Qualified Public Offering is defined as an initial public offering of 798 Entertainment’s ordinary shares on an internationally recognized stock exchange outside the PRC, at a price per share in the public offering that values 798 Entertainment at more than $200,000 immediately prior to such public offering.

Dividend premium

In the event the 798 Entertainment declares any dividend or other distribution on 798 Entertainment Class B Ordinary Shares or Ordinary Shares, the Note Holders are entitled to an interest payment (a “Dividend Premium”), payable at the same time when any such dividend or distribution is paid by the 798 Entertainment, in an amount equal to which the Note holders would have received had the convertible notes been converted into the 798 Entertainment’s Class B Ordinary Shares or then into the 798 Entertainment’s Ordinary Shares.

Late charges for due amount of principal and interests

Nine percent (9%) per annum (accrued daily and compounded annually) from the date unpaid amount was due until the same is paid in full.

Interest rate reset

The interest rate of the Convertible Notes will reset from 8% to 20%, exclusive of Dividend Premiums and late charges paid or payable, at the earlier of (i) the occurrence of a default event or (ii) December 9, 2011 if the Qualified Public Offering has not occurred by such date. If either of these two conditions occurs, the Note holders may require 798 Entertainment to redeem all or any portion of the Convertible Notes for cash.

The conversion right to the Company’s ordinary shares, the dividend premium feature, and the interest reset feature, are embedded derivatives that are bifurcated for measurement purposes, and are presented on a combined basis with the Convertible Notes. During the year ended December 31, 2010, the Group recorded a gain of $1,280 for the decrease in the fair value of the derivative liability.

The Note Holders exercised its conversion right on September 8, 2010 and the Convertible Notes were converted into the Company’s ordinary shares and 798 Entertainment’s class B ordinary shares. The carrying amount of the Convertible Notes as of the conversion date was $16,750, which comprised of the principal amount of the Convertible Notes $10,000 less the unamortized discount of $9,999 and the carrying amounts of the conversion rights and interest reset features which were carried at their fair values as of the conversion date for $16,749. As a result of the conversion, 78,814,628 of the Company’s ordinary shares with par value of $0.00002 and 129,668 of 798 Entertainment’s class B ordinary share with par value of $0.01 are issued to the Note Holders.

Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value
16.	FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

(i)	Put option

The Put Option the Group offered to QUALCOMM as set out in Note 14 was recorded as a liability at fair value. The Group measured the fair value for the Put Option with the assistance of an independent valuation firm.

The Put Option was classified as a Level 3 liability because the Group used unobservable inputs to value it, reflecting the Group’s assessment of the assumptions market participants would use in valuing these derivatives.

(ii)	Contingent consideration receivable

The contingent consideration receivable as set out in Note 3 is considered as Level 3 asset because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing this asset.

The following tables set forth, by level with the fair-value hierarchy, the fair value of the Group’s financial liabilities measured on a recurring basis:

	December 31, 2011
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,530	$1,530

Total liability at fair value	—	—	$1,530	$1,530

	December 31, 2012
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,680	$1,680

Total liability at fair value	—	—	$1,680	$1,680

The Group had no asset classified financial instruments measured at fair value as of December 31, 2011 and 2012.

The following table summarizes the movement of the balances of the Group’s financial asset and liabilities measured at fair value on a recurring basis:

Asset:
Balance at January 1, 2011	$89
Change in fair value of the contingent consideration receivable	(89)

Balance at December 31, 2011	—
Change in fair value of the contingent consideration receivable	—

Balance at December 31, 2012	$—

Liabilities:
Balance at January 1, 2011	$1,380
Change in fair value of the Put Option	150

Balance at December 31, 2011	1,530
Change in fair value of the Put Option	150

Balance at December 31, 2012	$1,680

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group’s financial assets and liabilities measured at fair value on a nonrecurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions as set out in Note 3.

The Group re-measured certain intangible assets at their fair value on a nonrecurring basis as results of the impairment loss of $3,833 recognized during 2012 as set out in Note 9. The fair value was determined using the income approach applying a DCF model that applied significant unobservable inputs classified as Level 3 inputs.

Share-Based Payment	12 Months Ended
Dec. 31, 2012
Share-Based Payment
17.	SHARE-BASED PAYMENT

In March 2005, the Group adopted the 2005 Share Incentive Plan (the “Plan”) which allows the Group to offer a variety of incentive awards to employees and directors of the Group. For the year ended December 31, 2005, options to purchase 40,000,000 ordinary shares were authorized under the Plan. Under the terms of the Plan, options are generally granted at prices equal to the fair market value of the Group’s shares listed on NASDAQ and expire 10 years from the date of grant. The options vest in accordance with the terms of the agreement separately entered into by the Group and grantee at the time of the grant.

Share option

Prior to 2009, the Group granted 394,908 stock options to its employees, all of which were fully vested before December 31, 2008.

On April 21, 2011, the Group granted 1,800,000 share options to its director, independent directors and an external consultant. 50% of these share options vested on the grant date and 50% vested on April 21, 2012.

On June 30, 2011, the Group granted 36,870,000 share options to its employees. 25% of these share options vested on the grant date and 25% will be vest on each anniversary for the subsequent three years.

A summary of share option grants is as follows:

	Options granted	Exercise price per option	Option fair value at grant date	Intrinsic value per option at the grant date

April 21, 2011	1,800,000	$0.272	$0.272	$0.122
June 30, 2011	36,870,000	$0.254	$0.254	$0.104

Total	38,670,000

A summary of the share option activity is as follows:

	As of December 31, 2012
	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregate intrinsic Value as of December 31, 2012

Outstanding at January 1, 2012	38,801,636	$0.258	—	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(3,000,000)	$0.258	—	—

Outstanding	35,801,636	$0.279	8.5	—
Exercisable	19,976,636	$0.266	8.4	—
Vested and expected to vest	33,630,619	$0.258	8.5	—

The fair value of each option granted was estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions used for grants during the applicable periods.

2011

Expected term of the option	5-6 years
Expected volatility of the underlying share	63.00%
Expected dividend yield on the underlying share	0.00%
Risk-free interest rate for the expected term of the option	2.73-2.91%

(1)	Expected term of the option

The expected term of an employee share option is the period of time for which the instrument is expected to be outstanding.

(2)	Expected volatility of the underlying share

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)	Expected dividend yield on the underlying share

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of PRC international government bonds with a maturity period close to the expected term of the options.

During 2010, 2011 and 2012, the Group recognized compensation expense of $nil, $2,172 and $1,170, respectively. No options were exercised during the years ended December 31, 2010, 2011 and 2012. The grant date fair value of options that vested were $nil, $1,518 and $1,459 during the years ended December 31, 2010, 2011 and 2012.

There was $1,683 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2012. The expense is expected to be recognized over a weighted-average period of 1.5 years using the straight-line attribution method.

Share Capital	12 Months Ended
Dec. 31, 2012
Share Capital
18.	SHARE CAPITAL

The Company has 50,000,000,000,000 ordinary shares authorized with par value of $0.00002 per share.

On September 2006 the Group obtained the approval from its shareholders to repurchase up to $40 million of the Group’s outstanding ADSs. Subsequently on September 29, 2008, the Group’s Board of Directors approved to repurchase additional ADSs, as part of the 2006 share repurchase plan. In December 2009, the Group purchased 61,200 ADSs representing 918,000 ordinary shares from existing shareholders at $0.21 per ordinary share. The repurchase was accounted for as treasury stock and recorded at cost. The respective 61,200 ADSs were subsequently cancelled by the Group on March 26, 2010.

On February 10, 2010, the Company issued 65,934,066 ordinary shares for the acquisition of Citylead. On September 8, 2010, the Company issued 78,814,628 ordinary shares for the conversion of the Convertible Notes. In addition, the Company also issued 16,454 ordinary shares upon the vesting of nonvested shares in 2010.

As of December 31, 2012, the Company had 794,003,193 ordinary shares issued and outstanding.

Other Operating Income	12 Months Ended
Dec. 31, 2012
Other Operating Income
19.	OTHER OPERATING INCOME

For the years ended December 31, 2010, 2011 and 2012 the other operating income including $1,109, $2,824 and $1,124, respectively, which was primarily derived from rental income of office buildings, except for that for year ended December 31, 2011, other operating income also including $903 gain from disposal of other asset.

In 2010, the Group negotiated with Guanghua Xinwang Limited (“Guanghua”) to sell a portion of the Group’s office building. On July 19, 2010, the Group jointly formed a company named Beijing Ruike Xinwang Limited (“Ruike”) in Beijing with a third party as designated by Guanghua. The Group legally owned 70% equity interest of Ruike by injecting the portion of the office building with a carrying amount of $3,155, which the Group orally agreed to sell to Guanghua. In January 2011, the Group signed the agreement with Guanghua to sell the 70% equity interest in Ruike for a consideration of $4,058 in cash, from which a deposit of $2,773 was received as of December 31, 2010.

The Group considered the substance of the arrangement as a sale of the office building with carrying amount of $3,155 at a price of $4,058. The Group ceased recording depreciation expense of the office building in July 2010 and reclassified the carrying amount from the property, plant and equipment account to the other asset account on the balance sheet. The Group recorded a gain from disposal of other asset of $903 for the year ended December 31, 2011. The transaction was closed in 2011, with remaining payment of $1,193 received in February 2012.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
20.	RELATED PARTY TRANSACTIONS

Ying Bai Technology Limited. (“Ying Bai”, formerly known as Techfaith Technology (Shenyang) Limited.) and De Ming Technology (Hangzhou) Limited. (“De Ming”) (formerly known as Kang Mu Ni Electronics (Hangzhou) Limited.) are subsidiaries of Techfaith Technology Limited (“Techfaith Technology”), a company established in April 2007. Techfaith Technology is a 100% owned subsidiary of Techfaith Electronics Limited, a company established in September 2007, of which the Group’s Founder and CEO holds 43% equity interest before December 30, 2011. On December 30, 2011, Techfaith Electronics Limited sold 100% equity interest of Techfaith Technology to a third party. As of December 31, 2012, there is no related party of the Group.

For the years ended December 31, 2010, 2011 and 2012, purchase of raw materials, mobile phone products and services from related parties were as follow:

	Year ended December 31,
	2010	2011	2012

Ying Bai	$10,662	$35,832	$—
De Ming	125	—	—

Total	$10,787	$35,832	$—

For the years ended December 31, 2010, 2011 and 2012, sales of raw materials to related parties were as follow:

	Year ended December 31,
	2010	2011	2012

Ying Bai	$838	$80	$—
De Ming	21	—	—

Total	$859	$80	$—

As of December 31, 2011 and 2012, there were no amounts due from or due to a related parties.

Operating Segment And Geographic Information	12 Months Ended
Dec. 31, 2012
Operating Segment And Geographic Information
21.	OPERATING SEGMENT AND GEOGRAPHIC INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that the business segments that constitute its primary reporting segments are ODP, Brand name phone sales and Game considering the differences in products, which is consistent with the Group’s internal financial reporting structure.

The Group uses gross profit as the performance measure of each operating segment.

The financial information for each operating segment reflects that information which is specifically identifiable or which is allocated based on an internal allocation method. Selected financial information by operating segment[1] is as follows:

	Year ended December 31,
	2010	2011	2012

Revenues
- ODP	$222,549	$212,784	$57,803
- Brand name phone sales	38,462	67,535	50,266
- Game	10,866	43,481	29,594

Total net revenues	271,877	323,800	137,663

Cost of sales
- ODP	(180,517)	(174,991)	(53,971)
- Brand name phone sales	(22,066)	(41,280)	(34,250)
- Game	(2,202)	(22,293)	(18,146)

Total cost of revenues	(204,785)	(238,564)	(106,367)

Gross profit	$67,092	$85,236	$31,296

[1]	The Group’s chief operating decision maker only reviews revenue and cost for each operating segment. Expenses are not allocated to each segment.

	Year ended December 31,
	2011	2012

Assets
- ODP	$220,720	$212,964
- Brand name phone sales	53,855	60,876
- Game	34,433	30,712
Reconciling amounts	58,401	81,794

Total assets	$367,409	$386,346

Reconciling amounts:
Corporate assets	$58,401	$81,794

The corporate assets mainly represent the office buildings and construction of office buildings in progress which cannot be allocated to the operating segments.

	Year ended December 31,
	2010	2011	2012

Total expenditures for purchase of long-lived assets:
- ODP	$3,254	$10,396	$1,434
- Brand name phone sales	—	—	4,002
- Game	953	24	168
Corporate assets	75	15,545	15,906

Total capital expenditure	$4,282	$25,965	$21,510

Geographic information

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design contract and game related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships product), are as follows:

	Year ended December 31,
	2010	2011	2012

Revenues from the PRC	$257,044	$316,349	$128,640
Revenues from countries other than the PRC	14,833	7,451	9,023

Total revenues	$271,877	$323,800	$137,663

Commitments	12 Months Ended
Dec. 31, 2012
Commitments
22.	COMMITMENTS

(a)	Purchase commitments

The Group uses EMS providers to provide manufacturing services for its products. During the normal course of business, in order to reduce manufacturing lead times and ensure adequate component supply, the Group enters into contracts with certain manufacturers that allow them to procure inventory based on criteria defined by the Group. As of December 31, 2012, the Group had commitments under non-cancellable contracts that future minimum purchases are $98 in 2013.

(b)	Operating lease as lessee

The Group has entered into operating lease agreements for its office spaces in the PRC. These leases expire at various dates through 2013. Rental expenses under such operating leases were $1,093, $1,980 and $1,826 for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements are as follows:

Year 2013	$1,608
Year 2014 and thereafter	—

$1,608

(b)	Capital commitments

As of December 31, 2012, capital commitments for construction of property and purchase of property, plant and equipment are as follows:

Year 2013	$63,357
Year 2014 and thereafter	8,026

$71,383

Major Customers	12 Months Ended
Dec. 31, 2012
Major Customers
23.	MAJOR CUSTOMERS

A small number of customers have historically accounted for a substantial portion of our net revenue. In 2010, 2011 and 2012, our top three customers collectively accounted for approximately 30.4%, 37.6% and 20.0%, respectively, of our net revenues.

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for year 2010, 2011 and 2012.

	Net revenues Year ended December 31,
	2010	2011	2012

A	N/A	14.9%	8.9%
B	N/A	11.8%	N/A
C	N/A	10.9%	N/A
D	11.4%	N/A	N/A
E	10.9%	N/A	N/A

	22.3%	37.6%	8.9%

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	Accounts receivable As of December 31,
	2011	2012

F	N/A	31.1%
H	23.7%	22.0%
I	42.2%	18.4%

	65.9%	71.5%

Net Income Per Share	12 Months Ended
Dec. 31, 2012
Net Income Per Share
24.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	Years ended December 31,
	2010	2011	2012

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic	$27,840	$27,127	$(3,294)
Convertible Notes interest	1	—	—
Change in fair value of derivatives embedded in Convertible Notes	(1,280)	—	—

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), diluted	$26,561	$27,127	$(3,294)

Shares (denominator):
Weighted average ordinary shares outstanding	732,784,822	794,003,193	794,003,193
Effect of dilutive securities:
Weighted average shares from assumed vest of nonvested shares	7,080	—	—
Weighted average shares from the Convertible Notes, if converted	63,051,703	—	—

Weighted average shares used in computing diluted net income per share	795,843,605	794,003,193	794,003,193

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, basic	$0.04	$0.03	$(0.00)

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, diluted	$0.03	$0.03	$(0.00)

The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 131,636, 38,801,636 and 35,801,636 options outstanding as of December 31, 2010, 2011 and 2012, respectively.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan
25.	EMPLOYEE BENEFIT PLAN

Full time employees of the Group located in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries.

The total provisions for such employee benefits were $2,505, $2,153 and $1,876 for the years ended December 31, 2010, 2011 and 2012, respectively.

Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Statutory Reserves and Restricted Net Assets
26.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the relevant PRC laws and regulations, the Group’s subsidiaries and VIE in the PRC (mainland) are required to provide for certain statutory reserves, which are appropriated from net profit as reported in accordance with PRC accounting standards. The Group’s subsidiaries and VIE in the PRC (mainland) are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. Appropriations to other types of reserves in accordance with relevant PRC laws and regulations are to be made at the discretion of the board of directors of each of the Group’s subsidiaries and VIE in the PRC (mainland). The statutory reserves are restricted from being distributed as dividends under PRC laws and regulations. The appropriations to these reserves by the Group’s subsidiaries and VIE in the PRC (mainland) were $16,679, $22,631 and $23,137 for the years ended December 31, 2010, 2011 and 2012, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by the Group’s subsidiaries and VIE in the PRC (mainland) can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group’s subsidiaries and VIE in the PRC (mainland) are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and the statutory reserves of the Group’s subsidiaries and VIE in the PRC (mainland). The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Group’s subsidiaries and VIE in the PRC (mainland) not available for distribution, were $120,370, $181,319 and $194,594 as of December 31, 2010, 2011 and 2012, respectively.

Additional Information	12 Months Ended
Dec. 31, 2012
Additional Information

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2011	2012
ASSETS

Current assets:
Cash and cash equivalents	$102	$1
Amounts due from subsidiaries	106,927	107,098

Total current assets	107,029	107,099

Investment in subsidiaries	199,707	200,872

TOTAL ASSETS	$306,736	$307,971

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$1,553	$1,687

Total current liabilities	1,553	1,687

Equity:
Ordinary shares of par value $0.00002:
50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193 as of December 31, 2011 and 2012, respectively	16	16
Additional paid-in capital	141,667	142,837
Accumulated other comprehensive income	43,597	46,822
Retained earnings	119,903	116,609

Total equity	305,183	306,284

TOTAL LIABILITIES AND EQUITY	$306,736	$307,971

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2010	2011	2012

Net revenues	$—	$—	$—

Operating expenses:
General and administrative	(177)	(1,242)	(655)
Selling and marketing	—	(344)	(198)
Research and development	—	(615)	(355)

Total operating expenses	(177)	(2,201)	(1,208)

Other operating income	—	—	124

Loss from operations	(177)	(2,201)	(1,084)
Equity in earnings of subsidiaries	28,247	29,567	(2,060)
Change in fair value of the Put Option	(123)	(150)	(150)
Change in fair value of contingent acquisition consideration	(107)	(89)	—

Income before income taxes	27,840	27,127	(3,294)
Income taxes	—	—	—

Net income	$27,840	$27,127	$(3,294)

Other comprehensive income (loss), net of tax	—	—	—

Comprehensive income	$27,840	$27,127	$(3,294)

Share based compensation expenses:
General and administrative	1	1,213	617
Selling and marketing	—	344	198
Research and development	—	615	355

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Ordinary shares		Additional paid-in capital	Treasury stock	Accumulated other comprehensive income	Retained earnings	Total shareholders’ equity
	Number	Amount

Balance at January 1, 2010	650,156,045	$13	$113,657	$(199)	$23,863	$64,936	$202,270
Issue of ordinary shares for acquisition of Citylead	65,934,066	1	12,834	—	—	—	12,835
Cancellation of treasury stock	(918,000)	—	(199)	199	—	—	—
Conversion of the Convertible Notes	78,814,628	2	13,202	—	—	—	13,204
Foreign currency translation adjustments	—	—	—	—	7,235	—	7,235
Vesting of nonvested shares	16,454	—	—	—	—	—	—
Share-based compensation	—	—	1	—	—	—	1
Net income	—	—	—	—	—	27,840	27,840

Balance at December 31, 2010	794,003,193	16	139,495	—	31,098	92,776	263,385
Foreign currency translation adjustments	—	—	—	—	12,499	—	12,499
Share-based compensation	—	—	2,172	—	—	—	2,172
Net income	—	—	—	—	—	27,127	27,127

Balance at December 31, 2011	794,003,193	16	141,667	—	43,597	119,903	305,183
Foreign currency translation adjustments	—	—	—	—	3,225	—	3,225
Share-based compensation	—	—	1,170	—	—	—	1,170
Net loss	—	—	—	—	—	(3,294)	(3,294)

Balance at December 31, 2012	794,003,193	$16	$142,837	$—	$46,822	$116,609	$306,284

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2010	2011	2012
Operating activities:
Net income (loss)	$27,840	$27,127	$(3,294)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	1	2,172	1,170
Change in fair value of the Put Option	123	150	150
Gain on investment in subsidiaries and VIE	(21,997)	(29,459)	2,060
Change in operating assets and liabilities:
Amounts due from subsidiaries	(6,190)	103	(321)
Prepaid expenses and other current assets	48	39	—
Accrued expenses and other current liabilities	99	(103)	134

Net cash used in operating activities	(76)	29	(101)

Investing activity
Cash consideration paid for business acquisition of Citylead	(500)	—	—

Net cash used in investing activity	(500)	—	—

Financing activity
Repurchase of ordinary shares from market	—	—	—

Net cash used in financing activity	—	—	—

Net (decrease) increase in cash and cash equivalents	(576)	29	(101)
Cash and cash equivalents at the beginning of the year	649	73	102

Cash and cash equivalents at the end of the year	$73	$102	$1

NOTES TO THE CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

1.	BASIS FOR PREPARATION

The Condensed Financial Information of the Company only has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company has used equity method to account for its investment in its subsidiaries and variable interest entity.

Comprehensive income includes net income and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in single continuous statement of comprehensive income. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries and its variable interest entity are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and variable interest entity are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and variable interest entity is reported as earnings from subsidiaries and variable interest entity in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, provision for inventory written down, allowance for account receivable, valuation allowance for deferred tax assets, impairment for goodwill, useful lives and impairment for property, plant and equipment and intangible assets and provision for warranty.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow (“DCF”) models, and similar techniques.

Inventories

Inventories

Inventories of the Group consist of raw materials, finished goods and work in progress. Inventories are stated at the lower of cost or market. Inventory costs include expenses that are directly or indirectly incurred in the acquisition, including shipping and handling costs charged to us by suppliers, and production of manufactured products for sale. Expenses include the cost of materials and supplies used in production, direct labour costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labour. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value based upon estimates of future demand, technology developments, and market conditions.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and amortization. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Office building	47 or 48 years
Plant and machinery	4 years
Furniture, fixtures and equipment	4 years
Motor vehicles	4 years
Software	3-4 years
Leasehold improvements	Shorter of the lease term or 4 years

Land use rights, net

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the agreements.

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets with definite lives are amortized on a straight-line basis over their expected useful economic lives. Intangible assets with indefinite live are not amortized but tested for impairment annually. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software license	2-5 years
Certification of internet content provider	5 years
Customer base	5 years
Contract backlog	2 months
Trade name and domain name	4 years

Impairment of long-lived assets and intangible assets with definite lives

Impairment of long-lived assets and intangible assets with definite lives

The Group reviews its long-lived assets and intangible assets with definite live for impairment whenever events or change in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group would recognize an impairment loss based on the fair values of these assets.

Impairment of intangible assets with indefinite lives

Impairment of intangible assets with indefinite lives

The Group evaluates the remaining useful life of an intangible asset that is not being amortized in each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If the intangible asset that is not being amortized is subsequently determined to have a definite useful life, the asset is then tested for impairment in the same way as intangible assets with definite life.

An intangible asset that is not subject to amortization is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test of intangible assets with indefinite lives consists of a comparison of the fair value of an intangible asset with its carrying amount.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.

The Group performs its goodwill impairment test annually on December 31, and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The Group completes a two-step goodwill impairment test. The first step compares the fair value of each reporting unit (operating segment or one level below an operating segment) to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Deferred revenue

Deferred revenue

Deferred revenue relates to design fee revenue. Design fee advances are normally received from customers immediately after the design contracts are executed, such advances are recorded as deferred revenue and are recognized as revenue when a pre-agreed milestone has been reached.

Treasury stock

Treasury stock

Treasury stock represents shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends and excluded from the weighted average outstanding shares in calculation of net income per share. Treasury stock is recorded at cost.

Revenue recognition

Revenue recognition

Revenue related to ODP segment

(1)	Product sales

Revenue from sales of products, including feature phones and smart phones designed by the Group and manufactured by EMS providers, wireless modules as well as other electronic components is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Design fee

Design fee is a fixed amount paid in installments according to pre-agreed milestones. In general, three milestones are identified in the Group’s design contracts with customers. Three milestones include: 1, GSM-based handsets industry based standard referring as full type approval, or FTA; 2, the regulatory approval for its use in the intended country, in the case of China, a China type approval, or CTA; and 3, the beginning of mass production refers to as shipping acceptance, or SA. The Group recognizes revenues in accordance with authoritative guidance regarding to software revenue recognition based on the proportional performance method using an output measure determined by achievement of each milestone.

(3)	Component sales

Component sales revenue, including sales of mobile phone components other than finished mobile phone products (such as chips used in mobile products) is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to brand name phone sales segment

Revenue from sales of brand name phones, represent mobile phone under Tecface and QIGI brand. The Tecface and QIGI brand phones are designed by the Group and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to game segment

(1)	Motion game device

Motion game device is a PC game control device that is used in motion games. Motion game device is designed by the Group and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Wireless gaming service

The Group provides mobile phone game related services to brand mobile phone manufacturers. Under these arrangements, the Group maintains a mobile phone web page so the brand mobile phone manufacturers’ end users can access the web page and download mobile phone games free of charge during the contract period. In return, mobile phone manufactures pay the Group a fixed fee for the contract period, usually one year. Revenue is recognized ratably over the contract period.

Business taxes

The Group’s PRC subsidiaries and VIE are subject to business taxes at the rate of 5% on certain types of services and the related revenues are presented net of business taxes incurred. The Group reports revenue net of business taxes. Business taxes deducted in arriving to net revenue during 2010, 2011 and 2012 totaled $319, $78 and $324, respectively.

Value added tax ("VAT") and VAT refund

Value added tax (“VAT”) and VAT refund

VAT on sales is calculated at 17% on revenue from product and component sales, 6% on revenue from design fees starts from January 1, 2012 for subsidiaries located in Shanghai, and September 1, 2012 for subsidiaries located in Beijing and paid after deducting input VAT on purchases. The Group reports revenue net of VAT. VAT during 2010, 2011 and 2012 totaled $43,968, $53,762 and $22,775, respectively.

For products sold to overseas customers by PRC entities, the Group is entitled to a refund of VAT paid at rate of 13% for some component sales and 17% for other products sales. The Group records VAT refund on accrual basis. VAT refund is recorded as other current assets on the consolidated balance sheets. The Group reports revenue net of VAT.

For the provisions of qualified revenue from design fees under the VAT reform pilot program, subsidiaries located in Shanghai and Beijing are entitled to a VAT exemption upon the application procedures and approval of in-charge tax authorities while input tax obtained for design activities are not deducted.

Product warranty

Product warranty

The Group’s product warranty relates to the provision of bug fixing services to the Group’s designed mobile handset for a period of one to three years commencing upon the mass production of the mobile handset, and warranties to the Group’s customers on the sales of products for a period of one year. Accordingly, the Group’s product warranty accrual reflects management’s best estimate of probable liability under its product warranty. Management determines the warranty based on historical experience and other currently available evidence.

	Year ended December 31,
	2010	2011	2012

Balance at beginning of the year	$377	$277	$36
Current period provision	341	39	92
Utilized during the year	(102)	—	—
Reversal	(345)	(285)	(45)
Exchange difference	6	5	—

Balance at end of the year	$277	$36	$83

Government subsidies and grants

Government subsidies and grants

Some local governments in the PRC give subsidies to companies as an incentive to establish business in its jurisdiction. These government subsidies are recognized as subsidy income in the statements of comprehensive income when they are received as the Group does not have further obligation to earn these subsidies. The Group recorded government subsidy income of $159, $224 and $232 for the years ended December 31, 2010, 2011 and 2012, respectively

The Group also receives government grants as compensation of performing government endorsed projects. The grants are refundable until the Group achieves certain performance measures. These government grants are recorded as a liability until earned. The Group recognizes these grants as subsidy income once it completes the relevant projects and achieves the performance measures. The Group did not record such government subsidy income for the years ended December 31, 2010, 2011 and 2012. The amount of $394, $683 and $995 were recorded as a liability on the balance sheet as of December 31, 2010, 2011 and 2012, respectively.

Research and Development costs

Research and development costs

Research and development expenses are incurred in the development of handset design and wireless software application. Technological feasibility for the Group’s internally developed products is reached shortly before the products are released to customers. Costs incurred after technological feasibility has historically been immaterial. Accordingly, the Group has expensed all research and development costs when incurred.

Advertising costs

Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $2,983, $12,930 and $8,988 in 2010, 2011 and 2012, respectively, and have been included as part of selling and marketing expenses.

Foreign Currency Translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE located in the PRC are maintained in their local currencies, the RMB, which are also the functional currencies of these entities. The financial records of the Group’s subsidiaries located in Hong Kong are maintained in U.S. dollar, which is also the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income.

The Group’s entities with functional currency of RMB, translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not identify significant unrecognized tax benefits for years ended December 31, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the Group’s unrecognized tax benefits would not change significantly within 12 months from December 31, 2012.

Comprehensive Income

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in single continuous statement of comprehensive income. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

Financial instruments

Financial instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, the put option, amount due from a related party, amounts due to related parties.

Except for the put options, the carrying values of all the aforementioned financial instruments approximate its fair value due to the short-term nature of these instruments. The put option is carried at fair value.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers; however, upfront deposit based on a portion of the design fee under the contract will generally be required to be received when the design contract is entered into. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. Information relating to the Group’s major customers is summarized in Note 23.

Share-based payment

Share-based payment

Share-based payment transactions with employees, such as share options and nonvested shares, are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expense over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period, based on graded vesting attribution method prior to year 2011, with a corresponding impact reflected in additional paid-in capital. Effective January 1, 2011, the Company changed its method of amortization of share-based payment expense from the graded vesting attribution method to straight-line attribution method. Management believes the straight-line attribution method result in a better matching of amortization of share-based payment expense with employee service obtained.

Shares awards issued to non-employees (other than non-employee directors), such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Net income per share

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The Convertible Notes issued are accounted for using if-converted method when calculate diluted net income per ordinary share. Ordinary share equivalents are excluded from the computation of the diluted net loss per share in periods when their effect would be anti-dilutive. The effect of the stock options is computed using the treasury stock method.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statements of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in a single continuous statement of comprehensive income.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements, as the Company chose to directly perform the two-step goodwill impairment test for 2012.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

In February 2013, the FASB has issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

•

Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments are effective for reporting periods beginning after December 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. The Group will adopt this pronouncement on January 1, 2014 which is not expected to have a significant impact on its financial condition or results of operations.

Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Subsidiaries, Variable Interest Entities and VIE's Subsidiary

China Techfaith Wireless Communication Technology Limited (the “Company”) was incorporated under the laws of the Cayman Islands on June 25, 2004 and its subsidiaries and variable interest entity (the “VIE”) include the following as of December 31, 2012:

Subsidiaries	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership

Techfaith Wireless Communication Technology (Beijing) Limited (“Techfaith China”)	July 26, 2002	the People’s Republic of China (the “PRC”)	100%

Techfaith Wireless Technology Group Limited (“Techfaith BVI”) (formerly known as Techfaith Wireless Communication Technology Limited)	July 8, 2003	British Virgin Islands (the “BVI”)	100%

Great Earnest Technology Limited (“Great Earnest”)	August 8, 2003	BVI	100%

One Net Entertainment Limited (“One Net”) (formerly known as Techfaith Interactive Technology (Beijing) Limited)	September 5, 2003	PRC	67.8%

798 Entertainment Limited (“798 Entertainment”) (formerly known as Leo Technology Limited)	October 15, 2003	BVI	67.8%*

Tecface Communication Technology (Beijing) Limited (“Tecface Technology”) (formerly known as STEP Technologies (Beijing) Co., Limited.)	November 20, 2003	PRC	100%

Techfaith Intelligent Handset Technology (Hong Kong) Limited (“Techfaith HK”) (formerly known as First Achieve Technology Ltd.)	December 29, 2003	Hong Kong	100%

Finest Technology Limited (“Finest Technology”)	January 8, 2004	BVI	100%

Techfaith Wireless Communication Technology (Shanghai) Limited (“Techfaith Shanghai”)	March 22, 2004	PRC	100%

Infoexcel Technology Limited (“Infoexcel Technology”)	April 18, 2005	BVI	100%

Boost Time Limited (“Boost Time”)	August 25, 2005	BVI	100%

Techfaith Intelligent Handset Technology (Beijing) Limited (“Techfaith Intelligent Handset Beijing”)	September 9, 2005	PRC	100%

Charm Faith Limited (“Charm Faith”)	November 21, 2005	BVI	100%

Techfaith Software (China) Holding Limited (“TechSoft Holding”)	March 17, 2006	Cayman Islands	70%

Techfaith Wireless Communication Technology (Hangzhou) Limited (“Techfaith Hangzhou”)	April 24, 2006	PRC	100%

Techfaith Software (China) Limited (“TechSoft”)	May 26, 2006	PRC	70%

Fair Nice Technology Limited (“Fair Nice”)	February 26, 2007	BVI	100%

Techfaith Wireless Communication Technology (Shenyang) Limited (“Techfaith Shenyang”)	March 27, 2007	PRC	100%

Techfaith Wireless Technology (HK) Limited (“Technology HK”)	December 10, 2008	Hong Kong	100%

Media Chance Limited (“Media Chance”)	August 13, 2009	Hong Kong	51%

Time Spring Limited (“Time Spring”)	October 28, 2009	BVI	51%

Shenyang 17vee Move Co. Limited (“17VEESY”) (formerly known as UU Internet Technology (Shenyang) Limited)	November 26, 2009	PRC	67.8%

Glomate Mobile (Beijing) Co., Limited. (“Glomate”)	January 5, 2010	PRC	51%

Citylead Limited (“Citylead”)	February 10, 2010	BVI	100%

QIGI&BODEE Technology Limited (“QIGI HK”)	February 10, 2010	Hong Kong	100%

Tecface International Technology Limited (“Tecface International”) (formerly known as QIGI&BODEE International Technology (Beijing) Limited)	February 10, 2010	PRC	100%

Tecface Communication & Equipment (Beijing) Limited (“Tecface Communication Equipment Beijing”)	September 16, 2011	PRC	60%

17fox Technology (Shenyang) Co. Limited (“17FOXSY”) (formerly known as Tecface International Mobile (Shenyang) Co., Limited)	September 22, 2011	PRC	83.3%

VIE

QIGI&BODEE Technology (Beijing) Co., Limited (“QIGI Technology”)	February 10, 2010	PRC	nil

*	In July 2009, 798 Entertainment issued 345,722 class B Ordinary Shares to a third party-investor. These class B Ordinary Shares are convertible into 798 Entertainment’s ordinary shares, the conversion price is initially set at $28.92 and will be adjusted downward if 798 Entertainment cannot meet its performance target. As of December 31, 2012, the adjusted conversion price was $3.88. As a result of the issuance of the class B Ordinary Shares, the Group’s ownership in 798 Entertainment was changed from 100% to 74.3%.

In June 2009, 798 Entertainment issued convertible notes for of $10,000 to another two third-party investors. In September 2010, these investors exercised their option to convert the convertible notes for 129,668 class B Ordinary Shares from 798 Entertainment and 78,814,628 of the Company’s Ordinary Shares. As a result, the Group’s ownership in 798 Entertainment was further reduced to 67.8%.

Financial Statement Amounts and Balances of Group's VIEs

The following financial statement amounts and balances of the Group’s VIE were included in the accompanying consolidated financial statements after the elimination of the inter-company transactions and balances:

	December 31,
	2011	2012

Total current assets	$28,767	$27,070
Total non-current assets	534	—
Total assets	$29,301	$27,070

Total assets as % of the Group’s total assets	8%	7%

Total current liabilities	$1,060	$205
Total non-current liabilities	—	—
Total liabilities	$1,060	$205

Total Liabilities as % of the Group’s total liabilities	3%	—

	Years ended December 31,
	2010	2011	2012

Net revenues	$44,120	$1,868	$3

Net revenues as % of the Group’s net revenue	16%	1%	—

Net income (loss)	$11,708	$(62)	$(3,194)

	Years ended December 31,
	2010	2011	2012

Net cash provided by (used in) operating activities	$35,004	$(6,368)	$(1,373)
Net cash used in investing activities	$(473)	$(2)	$—
Net cash provided by financing activities	$—	$—	$—

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful lives of Property, Plant and Equipment

Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Office building	47 or 48 years
Plant and machinery	4 years
Furniture, fixtures and equipment	4 years
Motor vehicles	4 years
Software	3-4 years
Leasehold improvements	Shorter of the lease term or 4 years

Estimated Useful Lives of Intangible Assets

Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software license	2-5 years
Certification of internet content provider	5 years
Customer base	5 years
Contract backlog	2 months
Trade name and domain name	4 years

Product Warranty

The Group’s product warranty relates to the provision of bug fixing services to the Group’s designed mobile handset for a period of one to three years commencing upon the mass production of the mobile handset, and warranties to the Group’s customers on the sales of products for a period of one year. Accordingly, the Group’s product warranty accrual reflects management’s best estimate of probable liability under its product warranty. Management determines the warranty based on historical experience and other currently available evidence.

	Year ended December 31,
	2010	2011	2012

Balance at beginning of the year	$377	$277	$36
Current period provision	341	39	92
Utilized during the year	(102)	—	—
Reversal	(345)	(285)	(45)
Exchange difference	6	5	—

Balance at end of the year	$277	$36	$83

Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Purchase Price Allocation of Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and was allocated to assets acquired and liabilities assumed as follows:

		Amortization period

Cash acquired	$11,183
Intangible assets:
Contract backlog	20	0.1 year
Customer base	680	5 years
Trade name & domain name	1,670	Indefinite life
Goodwill	1,242
Deferred tax liability	(170)
Other net liabilities acquired	(1,486)

Total	$13,139

Acquisition, Pro Forma Information

The following pro forma information summarizes the results of operations for the Group as if the acquisition had occurred as of January 1, 2010. The following pro forma financial information is not necessarily indicative of the result that would have occurred had the acquisition been completion at the beginning of the period indicated, nor is it indicative of future operating results:

Year ended December 31, 2010

Total revenue	$273,340
Net income attributable to China Techfaith Wireless Communication Technology Limited	$27,591

Net income per share attributable to China Techfaith Wireless Communication Technology Limited
- Basic	$0.04
- Diluted	$0.03

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Component of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,
	2011	2012

Accounts receivable	$16,109	$16,462
Less: allowance for doubtful accounts	(9,394)	(7,796)

Accounts receivable, net	$6,715	$8,666

Movement of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts was as follows:

	December 31,
	2010	2011	2012

Balance at beginning of the year	$9,151	$13,133	$9,394
Charge to expenses	8,244	10,386	582
Reversal	(40)	(130)	(2,188)
Written-off	(4,498)	(14,511)	—
Exchange difference	276	516	8

Balance at end of the year	$13,133	$9,394	$7,796

Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2012
Inventories

Inventories consisted of the following:

	December 31,
	2011	2012

Raw materials	$7,957	$8,510
Finished goods	1,932	1,916
Work in progress	80	1,710

Less: allowance for inventory write-down	(1,985)	(4,646)

Inventories, net	$7,984	$7,490

Movement of Allowance for Inventory Write-Downs

Movement of allowance for inventory write-downs was as follows:

	December 31,
	2010	2011	2012

Balance at beginning of the year	$2,373	$4,690	$1,985
Charge to expenses	2,186	10,504	3,142
Written-off	—	(13,690)	(549)
Exchange difference	131	481	68

Balance at end of the year	$4,690	$1,985	$4,646

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expense and other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2011	2012

Advance to EMS providers	$4,910	$9,565
Value added taxes recoverable	2,082	2,248
Social insurance borne by employee	785	927
Deposits	287	825
Rental receivable	1,968	638
Prepaid software license fee	411	508
Receivable for sale of testing equipment	—	298
Prepaid testing and tooling fee	515	274
Staff advances	284	206
Other prepaid and current assets	98	136
Capital contribution receivable from noncontrolling shareholders (1)	5,027	53
Receivable for disposal of other assets	1,193	—

	$17,560	$15,678

(1)	The amount as of December 31, 2011 represent capital contribution receivable from Beijing E-town International Investment and Development Co Limited for the capitalization of Tecface Communication Equipment Beijing which was received in August 2012.

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,
	2011	2012

Construction in progress	$21,002	$36,530
Office building	44,064	44,515
Motor vehicles	676	683
Plant and machinery	10,702	10,766
Furniture, fixtures and equipment	5,152	4,569
Software	10,318	8,258
Leasehold improvements	7,448	6,837

	$99,362	$112,158
Less: accumulated depreciation	(29,383)	(31,544)

Property, plant and equipment, net	$69,979	$80,614

Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Land Use Rights, Net

	December 31,
	2011	2012

Land use rights	$10,889	$11,000
Less: accumulated amortization	(134)	(355)

Land use rights, net	$10,755	$10,645

Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31, 2011				December 31, 2012
	Gross carrying amount	Accumulated amortization	Impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment loss	Net carrying amount

Intangible assets with definite life:
- Software license	$3,056	$(2,828)	$—	$228	$10,742	$(4,774)	$(2,107)	$3,861
- Certification of internet content provider	15	(9)	—	6	—	—	—	—
- Customer base	680	(257)	—	423	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	—	—	—	—	1,670	—	(1,470)	200

	3,771	(3,114)	—	657	13,112	(5,187)	(3,864)	4,061

Intangible assets with indefinite life:
- Trade name and domain name	1,670	—	—	1,670	—	—	—	—

	$5,441	$(3,114)	$—	$2,327	$13,112	$(5,187)	$(3,864)	$4,061

Future Amortization Expenses for Net Carrying Amount of Intangible Assets

The future amortization expenses for the net carrying amount of intangible assets with definite lives as of December 31, 2012 were as follows:

Year 2013	$1,814
Year 2014	1,700
Year 2015	497
Year 2016	50

$4,061

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2011 and 2012, consisted of the following:

	December 31, 2011			December 31, 2012
	ODP	Brand name phone sales	Total	ODP	Brand name phone sales	Total

Gross amount:
Beginning balance	$606	$1,242	$1,848	$606	$1,242	$1,848
Goodwill recognized in acquisition	—	—	—	—	—	—
Disposal	—	—	—	—	—	—

Ending balance	606	1,242	1,848	606	1,242	1,848

Accumulated impairment loss:
Beginning balance	—	—	—	(606)	—	(606)
Disposal	—	—	—	—	—	—
Charge for the year	(606)	—	(606)	—	—	—

Ending balance	(606)	—	(606)	(606)	—	(606)

Goodwill, net	$—	$1,242	$1,242	$—	$1,242	$1,242

Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012

Social insurance and benefits payables	$3,135	$3,795
Rental payable	1,517	2,129
Payables to suppliers	645	1,167
Accrued professional fees	1,118	1,038
Government subsidies	683	995
Accrued wages	1,067	852
Tax payables	2,239	452
Accrued royalty and license fee	430	287
Payables for construction in progress	2,426	212
Accrued facility fee	322	211
Customer deposits for minimum purchase	159	161
Commission payable	—	110
Warranty provision	36	83
Accrued testing fee	—	42
Accrued advertising expense	6,135	—
Others	279	250

	$20,191	$11,784

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Preferential Tax Rates

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	2012	2013	2014	2015	2016

Techfaith China (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Intelligent Handset Beijing (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Shanghai (1)	15.0%	15.0%	15.0%	15.0%	15.0%
One Net (1)	15.0%	15.0%	15.0%	15.0%	15.0%
TechSoft	12.5%	25.0%	25.0%	25.0%	25.0%

(1)

The HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the HNTE status obtained by One Net in 2011 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future.

Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of the initial three year period.

Current and Deferred Income Tax Table

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income were as follows:

	Year ended December 31,
	2010	2011	2012

Current tax	$9,651	$9,500	$5,531
Deferred tax	(193)	(81)	104

	$9,458	$9,419	$5,635

Deferred Tax Assets and Liabilities

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	Year ended December 31,
	2011	2012

Deferred tax assets - current:
Accrued expenses	$979	$1,186
Product warranty provision	1	13
Allowance for doubtful accounts	61	101
Inventory provision	299	699
Net operating losses carry forwards	201	—
Less: Valuation allowance	(1,334)	(1,999)

Net deferred tax assets - current	$207	$—

Deferred tax assets - non-current:
Depreciation and amortization	$204	$270
Net operating loss carry forwards	10,346	5,881
Less: Valuation allowance	(10,547)	(6,151)

Net deferred tax assets non-current	$3	$—

	Year ended December 31,
	2011	2012

Deferred tax liability - non-current:
Acquired intangible asset	$106	$—

Reconciliation of Provision Income Tax

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	Year ended December 31,
	2010	2011	2012

Income before income tax	$38,116	$39,229	$3,790
Tax provision at PRC enterprise income tax rate of 25%	9,529	9,807	948
Expenses not deductible for tax purposes	2,428	2,127	881
Tax exemption and preferential tax rates granted to PRC entities	(3,629)	(2,233)	413
Effect of the different income tax rates in other jurisdictions	1,848	1,096	114
Changes in valuation allowances	(718)	(1,378)	3,279

	$9,458	$9,419	$5,635

Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Liabilities Measured at Fair Value on Recurring Basis

The following tables set forth, by level with the fair-value hierarchy, the fair value of the Group’s financial liabilities measured on a recurring basis:

	December 31, 2011
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,530	$1,530

Total liability at fair value	—	—	$1,530	$1,530

	December 31, 2012
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,680	$1,680

Total liability at fair value	—	—	$1,680	$1,680

Movement of Financial Asset and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the movement of the balances of the Group’s financial asset and liabilities measured at fair value on a recurring basis:

Asset:
Balance at January 1, 2011	$89
Change in fair value of the contingent consideration receivable	(89)

Balance at December 31, 2011	—
Change in fair value of the contingent consideration receivable	—

Balance at December 31, 2012	$—

Liabilities:
Balance at January 1, 2011	$1,380
Change in fair value of the Put Option	150

Balance at December 31, 2011	1,530
Change in fair value of the Put Option	150

Balance at December 31, 2012	$1,680

Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Option Activity and Changes in Stock Options

A summary of share option grants is as follows:

	Options granted	Exercise price per option	Option fair value at grant date	Intrinsic value per option at the grant date

April 21, 2011	1,800,000	$0.272	$0.272	$0.122
June 30, 2011	36,870,000	$0.254	$0.254	$0.104

Total	38,670,000

A summary of the share option activity is as follows:

	As of December 31, 2012
	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregate intrinsic Value as of December 31, 2012

Outstanding at January 1, 2012	38,801,636	$0.258	—	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(3,000,000)	$0.258	—	—

Outstanding	35,801,636	$0.279	8.5	—
Exercisable	19,976,636	$0.266	8.4	—
Vested and expected to vest	33,630,619	$0.258	8.5	—

Fair Value of Option Granted Assumptions

The fair value of each option granted was estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions used for grants during the applicable periods.

2011

Expected term of the option	5-6 years
Expected volatility of the underlying share	63.00%
Expected dividend yield on the underlying share	0.00%
Risk-free interest rate for the expected term of the option	2.73-2.91%

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Purchase of raw material
Schedule of Related Party Transaction

For the years ended December 31, 2010, 2011 and 2012, purchase of raw materials, mobile phone products and services from related parties were as follow:

	Year ended December 31,
	2010	2011	2012

Ying Bai	$10,662	$35,832	$—
De Ming	125	—	—

Total	$10,787	$35,832	$—

Sales raw material
Schedule of Related Party Transaction

For the years ended December 31, 2010, 2011 and 2012, sales of raw materials to related parties were as follow:

	Year ended December 31,
	2010	2011	2012

Ying Bai	$838	$80	$—
De Ming	21	—	—

Total	$859	$80	$—

Operating Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Selected Financial Information by Operating Segment

Selected financial information by operating segment[1] is as follows:

	Year ended December 31,
	2010	2011	2012

Revenues
- ODP	$222,549	$212,784	$57,803
- Brand name phone sales	38,462	67,535	50,266
- Game	10,866	43,481	29,594

Total net revenues	271,877	323,800	137,663

Cost of sales
- ODP	(180,517)	(174,991)	(53,971)
- Brand name phone sales	(22,066)	(41,280)	(34,250)
- Game	(2,202)	(22,293)	(18,146)

Total cost of revenues	(204,785)	(238,564)	(106,367)

Gross profit	$67,092	$85,236	$31,296

[1]	The Group’s chief operating decision maker only reviews revenue and cost for each operating segment. Expenses are not allocated to each segment.

	Year ended December 31,
	2011	2012

Assets
- ODP	$220,720	$212,964
- Brand name phone sales	53,855	60,876
- Game	34,433	30,712
Reconciling amounts	58,401	81,794

Total assets	$367,409	$386,346

Reconciling amounts:
Corporate assets	$58,401	$81,794

The corporate assets mainly represent the office buildings and construction of office buildings in progress which cannot be allocated to the operating segments.

	Year ended December 31,
	2010	2011	2012

Total expenditures for purchase of long-lived assets:
- ODP	$3,254	$10,396	$1,434
- Brand name phone sales	—	—	4,002
- Game	953	24	168
Corporate assets	75	15,545	15,906

Total capital expenditure	$4,282	$25,965	$21,510

Revenues by Major Geographic Areas

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design contract and game related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships product), are as follows:

	Year ended December 31,
	2010	2011	2012

Revenues from the PRC	$257,044	$316,349	$128,640
Revenues from countries other than the PRC	14,833	7,451	9,023

Total revenues	$271,877	$323,800	$137,663

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rental Lease Payments	Future minimum rental lease payments under non-cancellable operating leases agreements are as follows:

Year 2013	$1,608
Year 2014 and thereafter	—

$1,608

Capital Commitments for Construction of Property and Purchase of Property, Plant and Equipment	As of December 31, 2012, capital commitments for construction of property and purchase of property, plant and equipment are as follows:

Year 2013	$63,357
Year 2014 and thereafter	8,026

$71,383

Major Customers (Tables)	12 Months Ended
Dec. 31, 2012
Net Revenues from Customers

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for year 2010, 2011 and 2012.

	Net revenues Year ended December 31,
	2010	2011	2012

A	N/A	14.9%	8.9%
B	N/A	11.8%	N/A
C	N/A	10.9%	N/A
D	11.4%	N/A	N/A
E	10.9%	N/A	N/A

	22.3%	37.6%	8.9%

Accounts Receivable from Customers

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	Accounts receivable As of December 31,
	2011	2012

F	N/A	31.1%
H	23.7%	22.0%
I	42.2%	18.4%

	65.9%	71.5%

Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	Years ended December 31,
	2010	2011	2012

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic	$27,840	$27,127	$(3,294)
Convertible Notes interest	1	—	—
Change in fair value of derivatives embedded in Convertible Notes	(1,280)	—	—

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), diluted	$26,561	$27,127	$(3,294)

Shares (denominator):
Weighted average ordinary shares outstanding	732,784,822	794,003,193	794,003,193
Effect of dilutive securities:
Weighted average shares from assumed vest of nonvested shares	7,080	—	—
Weighted average shares from the Convertible Notes, if converted	63,051,703	—	—

Weighted average shares used in computing diluted net income per share	795,843,605	794,003,193	794,003,193

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, basic	$0.04	$0.03	$(0.00)

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, diluted	$0.03	$0.03	$(0.00)

Summary of Subsidiaries, Variable Interest Entities and VIE's Subsidiary (Detail)	12 Months Ended
Dec. 31, 2012
QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Feb 10, 2010
Place of incorporation	PRC
Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Jul 26, 2002
Place of incorporation	the People's Republic of China (the "PRC")
Percentage of legal ownership	100.00%
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Jul 8, 2003
Place of incorporation	British Virgin Islands (the "BVI")
Percentage of legal ownership	100.00%
Great Earnest Technology Limited ("Great Earnest")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Aug 8, 2003
Place of incorporation	BVI
Percentage of legal ownership	100.00%
One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Sep 5, 2003
Place of incorporation	PRC
Percentage of legal ownership	67.80%
798 Entertainment Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Oct 15, 2003
Place of incorporation	BVI
Percentage of legal ownership	67.80% [1]
Tecface Communication Technology (Beijing) Limited ("Tecface Technology" (formerly known as STEP Technologies (Beijing) Co., Limited.)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Nov 20, 2003
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Techfaith Intelligent Handset Technolog (Hong Kong) Limited ("Techfaith HK") (formerly known as First Achieve Technology Ltd.)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Dec 29, 2003
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Finest Technology Limited ("Finest Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Jan 8, 2004
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Mar 22, 2004
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Infoexcel Technology Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Apr 18, 2005
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Boost Time Limited ("Boost Time")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Aug 25, 2005
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Sep 9, 2005
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Charm Faith Limited ("Charm Faith")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Nov 21, 2005
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Techfaith Software (China) Holding Limited ("TechSoft Holding")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Mar 17, 2006
Place of incorporation	Cayman Islands
Percentage of legal ownership	70.00%
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Apr 24, 2006
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Techfaith Software (China) Limited ("TechSoft")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	May 26, 2006
Place of incorporation	PRC
Percentage of legal ownership	70.00%
Fair Nice Technology Limited ("Fair Nice")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Feb 26, 2007
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Techfaith Wireless Communication Technology (Shenyang) Limited ("Techfaith Shenyang")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Mar 27, 2007
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Techfaith Wireless Technology (HK) Limited ("Technology HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Dec 10, 2008
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Media Chance Limited ("Media Chance")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Aug 13, 2009
Place of incorporation	Hong Kong
Percentage of legal ownership	51.00%
Time Spring Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Oct 28, 2009
Place of incorporation	BVI
Percentage of legal ownership	51.00%
Shenyang 17vee Move Co.Limited ("17VEESY") (formerly known as UU Internet Technology (Shenyang) Limited)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Nov 26, 2009
Place of incorporation	PRC
Percentage of legal ownership	67.80%
Glomate Mobile (Beijing) Co., Limited. ("Glomate")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Jan 5, 2010
Place of incorporation	PRC
Percentage of legal ownership	51.00%
Citylead Limited ("Citylead")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Feb 10, 2010
Place of incorporation	BVI
Percentage of legal ownership	100.00%
QIGI&BODEE Technology Limited ("QIGI HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Feb 10, 2010
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Tecface International Technology Limite ("Tecface International") (formerly known as QIGI&BODEE International Technology (Beijing) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Feb 10, 2010
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Tecface Communication & Equipment (Beijing) Limited ("Tecface Communication Equipment Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Sep 16, 2011
Place of incorporation	PRC
Percentage of legal ownership	60.00%
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Sep 22, 2011
Place of incorporation	PRC
Percentage of legal ownership	83.30%

[1]	In July 2009, 798 Entertainment issued 345,722 class B Ordinary Shares to a third party-investor. These class B Ordinary Shares are convertible into 798 Entertainment's ordinary shares, the conversion price is initially set at $28.92 and will be adjusted downward if 798 Entertainment cannot meet its performance target. As of December 31, 2012, the adjusted conversion price was $3.88. As a result of the issuance of the class B Ordinary Shares, the Group's ownership in 798 Entertainment was changed from 100% to 74.3%. In June 2009, 798 Entertainment issued convertible notes for of $10,000 to another two third-party investors. In September 2010, these investors exercised their option to convert the convertible notes for 129,668 class B Ordinary Shares from 798 Entertainment and 78,814,628 of the Company's Ordinary Shares. As a result, the Group's ownership in 798 Entertainment was further reduced to 67.8%.

Summary of Subsidiaries, Variable Interest Entities and VIE's Subsidiary (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			1 Months Ended							1 Months Ended		12 Months Ended
	Sep. 08, 2010	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2010 Ordinary Shares	Dec. 31, 2012 798 Entertainment Limited		Jun. 30, 2009 798 Entertainment Limited	Jun. 09, 2009 798 Entertainment Limited	Dec. 31, 2012 798 Entertainment Limited Before issuance of the class B Ordinary Shares	Dec. 31, 2012 798 Entertainment Limited After issuance of the class B Ordinary Shares	Sep. 30, 2010 798 Entertainment Limited Class B Ordinary Shares	Jul. 31, 2009 798 Entertainment Limited Class B Ordinary Shares	Dec. 31, 2012 798 Entertainment Limited Class B Ordinary Shares Adjusted
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Common stock share, issued		794,003,193	794,003,193									345,722
Common stock, conversion price												$ 28.92	$ 3.88
Percentage of legal ownership					67.80%	[1]			100.00%	74.30%
Convertible notes, principal amount					$ 10,000		$ 10,000	$ 10,000
Number of third-party investors							2
Conversion of convertible notes	78,814,628			78,814,628							129,668

[1]	In July 2009, 798 Entertainment issued 345,722 class B Ordinary Shares to a third party-investor. These class B Ordinary Shares are convertible into 798 Entertainment's ordinary shares, the conversion price is initially set at $28.92 and will be adjusted downward if 798 Entertainment cannot meet its performance target. As of December 31, 2012, the adjusted conversion price was $3.88. As a result of the issuance of the class B Ordinary Shares, the Group's ownership in 798 Entertainment was changed from 100% to 74.3%. In June 2009, 798 Entertainment issued convertible notes for of $10,000 to another two third-party investors. In September 2010, these investors exercised their option to convert the convertible notes for 129,668 class B Ordinary Shares from 798 Entertainment and 78,814,628 of the Company's Ordinary Shares. As a result, the Group's ownership in 798 Entertainment was further reduced to 67.8%.

Organization And Principal Activities - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Tecface International Technology Limite ("Tecface International") (formerly known as QIGI&BODEE International Technology (Beijing) Limited	Feb. 10, 2010 QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") Mr. Xu Enhai	Feb. 10, 2010 QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") Ms. Han Deling
Organization and Principal Activities [Line Items]
Date petition for bankruptcy filed	Oct 13, 2012
Percentage of legal ownership		100.00%	66.70%	33.30%
Total compensation purchase option price		1

Financial Statement Amounts and Balances of Group's VIEs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total current assets	$ 289,784	$ 283,103
Total assets	386,346	367,409
Total current liabilities	54,367	41,028
Total liabilities	54,657	41,424
Net revenues	137,663	323,800	271,877
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,294)	27,127	27,840
Net cash provided by (used in) operating activities	2,960	61,214	53,729
Net cash used in investing activities	(21,510)	(25,920)	9,291
Net cash provided by financing activities	23,231	6,403	290
Consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited
Variable Interest Entity [Line Items]
Total current assets	27,070	28,767
Total non-current assets		534
Total assets	27,070	29,301
Total assets as % of the Group's total assets	7.00%	8.00%
Total current liabilities	205	1,060
Total non-current liabilities
Total liabilities	205	1,060
Total Liabilities as % of the Group's total liabilities		3.00%
Net revenues	3	1,868	44,120
Net revenues as % of the Group's net revenue		1.00%	16.00%
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,194)	(62)	11,708
Net cash provided by (used in) operating activities	(1,373)	(6,368)	35,004
Net cash used in investing activities		(2)	(473)
Net cash provided by financing activities

Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Office Building | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	47 years
Office Building | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	48 years
Plant And Machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	4 years
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	4 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	4 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	4 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	Shorter of the lease term or 4 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful lives	4 years

Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
VAT	$ 22,775	$ 53,762	$ 43,968
Advertising expenses	8,988	12,930	2,983
Maximum
Summary Of Significant Accounting Policies [Line Items]
Percentage of uncertain tax positions likelihood of being sustained	50.00%
Component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate	13.00%
Others
Summary Of Significant Accounting Policies [Line Items]
VAT rate	17.00%
Product and component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate	17.00%
Design fees
Summary Of Significant Accounting Policies [Line Items]
VAT rate	6.00%
Subsidiaries, VIEs and VIE's Subsidiary
Summary Of Significant Accounting Policies [Line Items]
Business tax rate	5.00%
Business tax	324	78	319
Bug fixing services | Minimum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term	1 year
Bug fixing services | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term	3 years
Sales of products
Summary Of Significant Accounting Policies [Line Items]
Product warranty term	1 year
Some local governments in PRC
Summary Of Significant Accounting Policies [Line Items]
Government subsidy income	232	224	159
Compensation for performing government endorsed projects
Summary Of Significant Accounting Policies [Line Items]
Liability on government grant	$ 995	$ 683	$ 394
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful lives	50 years

Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Software license | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful lives	2 years
Software license | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful lives	5 years
Certification of internet content provider
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful lives	5 years
Customer base
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful lives	5 years
Contract backlog
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful lives	2 months
Trade name and domain name
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful lives	4 years

Product Warranty (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantor Obligations [Line Items]
Balance at beginning of the year	$ 36	$ 277	$ 377
Current period provision	92	39	341
Utilized during the year			(102)
Reversal	(45)	(285)	(345)
Exchange difference		5	6
Balance at end of the year	$ 83	$ 36	$ 277

Acquisition - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 10, 2010	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Issue of ordinary shares for acquisition	65,934,066
Other expense in change of fair value of contingent receivable		$ 89	$ 107
Citylead Limited ("Citylead")
Business Acquisition [Line Items]
Cash consideration	500
Issue of ordinary shares for acquisition	65,934,066
Fair value per ordinary share	0.19

Purchase Price Allocation of Assets Acquired and Liabilities Assumed (Detail) (Citylead Limited ("Citylead"), USD $) In Thousands, unless otherwise specified	1 Months Ended
Feb. 10, 2010
Business Acquisition [Line Items]
Cash acquired	11,183
Intangible assets:
Trade name & domain name	1,670
Goodwill	1,242
Deferred tax liability	(170)
Other net liabilities acquired	(1,486)
Total	13,139
Trade name and domain name
Intangible assets:
Indefinite life intangible assets, amortization period	Indefinite life
Contract backlog
Intangible assets:
Intangible assets, definite life	20
Definite life intangible assets, amortization period	0.1
Customer base
Intangible assets:
Intangible assets, definite life	680
Definite life intangible assets, amortization period	5

Acquisition, Pro Forma Information (Detail) (Citylead Limited ("Citylead"), USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Citylead Limited ("Citylead")
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenue	$ 273,340
Net income attributable to China Techfaith Wireless Communication Technology Limited	$ 27,591
Net income per share attributable to China Techfaith Wireless Communication Technology Limited
- Basic	$ 0.04
- Diluted	$ 0.03

Component of Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Line Items]
Accounts receivable	$ 16,462	$ 16,109
Less: allowance for doubtful accounts	(7,796)	(9,394)
Accounts receivable, net	$ 8,666	$ 6,715

Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of the year	$ 4,646	$ 1,985
Allowance for Doubtful Accounts, Current
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	9,394	13,133	9,151
Charge to expenses	582	10,386	8,244
Reversal	(2,188)	(130)	(40)
Written-off		(14,511)	(4,498)
Exchange difference	8	516	276
Balance at end of the year	$ 7,796	$ 9,394	$ 13,133

Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 8,510	$ 7,957
Finished goods	1,916	1,932
Work in progress	1,710	80
Less: allowance for inventory write-down	(4,646)	(1,985)
Inventories, net	$ 7,490	$ 7,984

Movement of Allowance for Inventory Write-Downs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Balance at end of the year	$ 4,646	$ 1,985
Inventory Valuation Reserve
Schedule of Inventory [Line Items]
Balance at beginning of the year	1,985	4,690	2,373
Charge to expenses	3,142	10,504	2,186
Written-off	(549)	(13,690)
Exchange difference	68	481	131
Balance at end of the year	$ 4,646	$ 1,985	$ 4,690

Inventories, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Inventory write down	$ 3,142	$ 10,504	$ 2,186

Prepaid Expense and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Advance to EMS providers	$ 9,565		$ 4,910
Value added taxes recoverable	2,248		2,082
Social insurance borne by employee	927		785
Deposits	825		287
Rental receivable	638		1,968
Prepaid software license fee	508		411
Receivable for sale of testing equipment	298
Prepaid testing and tooling fee	274		515
Staff advances	206		284
Other prepaid and current assets	136		98
Capital contribution receivable from noncontrolling shareholders	53	[1]	5,027	[1]
Receivable for disposal of other assets			1,193
Prepaid expenses and other current assets	$ 15,678		$ 17,560

[1]	The amount as of December 31, 2011 represent capital contribution receivable from Beijing E-town International Investment and Development Co Limited for the capitalization of Tecface Communication Equipment Beijing which was received in August 2012.

Property, Plant And Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Construction in progress	$ 36,530	$ 21,002
Office building	44,515	44,064
Motor vehicles	683	676
Plant and machinery	10,766	10,702
Furniture, fixtures and equipment	4,569	5,152
Software	8,258	10,318
Leasehold improvements	6,837	7,448
Property, Plant and Equipment, Gross, Total	112,158	99,362
Less: accumulated depreciation	(31,544)	(29,383)
Property, plant and equipment, net	$ 80,614	$ 69,979

Property, Plant And Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 3,615	$ 3,160	$ 2,769

Summary of Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Land use rights	$ 11,000	$ 10,889
Less: accumulated amortization	(355)	(134)
Land use rights, net	$ 10,645	$ 10,755

Land Use Rights, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization of land use rights	$ 217	$ 134	$ 0
Future amortization expense of land use rights per year	$ 217
Amortization period of land use rights	The next 48 years through December 31, 2060.

Acquired Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	$ 13,112	$ 3,771
Intangible assets with definite life, Accumulated amortization	(5,187)	(3,114)
Intangible assets with definite life, impairment loss	(3,864)
Intangible assets with definite life, Net carrying amount	4,061	657
Gross carrying amount	13,112	5,441
Net carrying amount	4,061	2,327
Trade name and domain name
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with indefinite life, Gross carrying amount		1,670
Intangible assets with indefinite life, Accumulated amortization
Intangible assets with indefinite life, Impairment Loss
Intangible assets with indefinite life, Net carrying amount		1,670
Software license
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	10,742	3,056
Intangible assets with definite life, Accumulated amortization	(4,774)	(2,828)
Intangible assets with definite life, impairment loss	(2,107)
Intangible assets with definite life, Net carrying amount	3,861	228
Certification of internet content provider
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount		15
Intangible assets with definite life, Accumulated amortization		(9)
Intangible assets with definite life, impairment loss
Intangible assets with definite life, Net carrying amount		6
Customer base
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	680	680
Intangible assets with definite life, Accumulated amortization	(393)	(257)
Intangible assets with definite life, impairment loss	(287)
Intangible assets with definite life, Net carrying amount		423
Contract backlog
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	20	20
Intangible assets with definite life, Accumulated amortization	(20)	(20)
Intangible assets with definite life, impairment loss
Intangible assets with definite life, Net carrying amount
Trade name and domain name
Acquired Intangible Assets by Major Class [Line Items]
Intangible assets with definite life, Gross carrying amount	1,670
Intangible assets with definite life, Accumulated amortization
Intangible assets with definite life, impairment loss	(1,470)
Intangible assets with definite life, Net carrying amount	$ 200

Acquired Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 2,140	$ 486	$ 616
Impairment of intangible assets	3,833
Software license
Acquired Intangible Assets [Line Items]
Impairment of intangible assets	2,107
Customer base
Acquired Intangible Assets [Line Items]
Impairment of intangible assets	287
Trade name and domain name
Acquired Intangible Assets [Line Items]
Impairment of intangible assets	$ 1,470

Future Amortization Expenses for Net Carrying Amount of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Year 2013	$ 1,814
Year 2014	1,700
Year 2015	497
Year 2016	50
Intangible assets with definite life, Net carrying amount	$ 4,061	$ 657

Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross amount:
Beginning balance	$ 1,848	$ 1,848
Goodwill recognized in acquisition
Disposal
Ending balance	1,848	1,848	1,848
Accumulated impairment loss:
Beginning balance	(606)
Disposal
Charge for the year	0	(606)	0
Ending balance	(606)	(606)
Goodwill, net	1,242	1,242
ODP
Gross amount:
Beginning balance	606	606
Goodwill recognized in acquisition
Disposal
Ending balance	606	606
Accumulated impairment loss:
Beginning balance	(606)
Disposal
Charge for the year		(606)
Ending balance	(606)	(606)
Goodwill, net	0	0
Brand name phone sales
Gross amount:
Beginning balance	1,242	1,242
Goodwill recognized in acquisition
Disposal
Ending balance	1,242	1,242
Accumulated impairment loss:
Disposal
Goodwill, net	$ 1,242	$ 1,242

Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill impairment losses	$ 0	$ 606	$ 0

Accrued Expenses And Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Social insurance and benefits payables	$ 3,795	$ 3,135
Rental payable	2,129	1,517
Payables to suppliers	1,167	645
Accrued professional fees	1,038	1,118
Government subsidies	995	683
Accrued wages	852	1,067
Tax payables	452	2,239
Accrued royalty and license fee	287	430
Payables for construction in progress	212	2,426
Accrued facility fee	211	322
Customer deposits for minimum purchase	161	159
Commission payable	110
Warranty provision	83	36
Accrued testing fee	42
Accrued advertising expense		6,135
Others	250	279
Accrued expenses and other current liabilities	$ 11,784	$ 20,191

Short Term Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 25, 2012	Sep. 05, 2012 Loan A	Sep. 05, 2012 Loan B
Short-term Debt [Line Items]
Proceeds from short-term borrowing	$ 15,350	$ 5,350	$ 5,000	$ 5,000
Maturity period of loans	1 year

Income Taxes - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended			36 Months Ended		12 Months Ended	36 Months Ended		12 Months Ended			24 Months Ended	36 Months Ended		12 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Expired during 2012	Dec. 31, 2012 Expire from 2013 through 2017	Dec. 31, 2012 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2008 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")	Dec. 31, 2005 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")	Dec. 31, 2012 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")	Dec. 31, 2008 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")	Dec. 31, 2005 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")	Dec. 31, 2012 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2008 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2006 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2012 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2009 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2012 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2009 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2012 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2012 One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2012 HNTE
Income Taxes [Line Items]
Unified statutory income tax rate under new EIT law	25.00%	25.00%	25.00%																		25.00%	15.00%
Preferential income tax rate						15.00%	[1]			15.00% [1]			15.00%	[1]	15.00%		15.00%		12.50%			15.00%	[1]	15.00%
Number of years of tax exemption									3 years			3 years				2 years				2 years
Reduction rate on applicable enterprise income tax rates								50.00%			50.00%							50.00%			50.00%
Statutory withholding tax rate to which dividends payable to any of foreign non-resident enterprise investors are subject under current EIT law	10.00%
Aggregate undistributed earnings considered to be indefinitely reinvested	$ 182,656	$ 172,321	$ 117,483
Dividend withholding taxes	12,055
Operating loss carry forwards				43,824	35,596
Unrecognized deferred tax assets	7,010
Reversed valuation allowance	(7,010)
Operating loss carry forwards, expiration period					2013 through 2017
Without the tax exemption and preferential tax rates, increase in income tax expense	1,090	7,325	5,793
Without the tax exemption and preferential tax rates, decrease in basic and diluted earnings per share	$ 0	$ 0.01	$ 0.01
Unrecognized tax benefits	$ 0	$ 0	$ 0

[1]	The HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the HNTE status obtained by One Net in 2011 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of the initial three year period.

Preferential Taxes Rates (Detail)	12 Months Ended							36 Months Ended	12 Months Ended
	Dec. 31, 2012 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2012 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2012 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2008 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2012 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2012 One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2012 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2016 Scenario, Forecast Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2015 Scenario, Forecast Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2014 Scenario, Forecast Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2013 Scenario, Forecast Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2016 Scenario, Forecast Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2015 Scenario, Forecast Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2014 Scenario, Forecast Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2013 Scenario, Forecast Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2016 Scenario, Forecast Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2015 Scenario, Forecast Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2014 Scenario, Forecast Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2013 Scenario, Forecast Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2016 Scenario, Forecast One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2015 Scenario, Forecast One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2014 Scenario, Forecast One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2013 Scenario, Forecast One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2016 Scenario, Forecast Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2015 Scenario, Forecast Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2014 Scenario, Forecast Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2013 Scenario, Forecast Techfaith Software (China) Limited ("TechSoft")
Income Tax [Line Items]
Preferential tax rate	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	15.00%	15.00%	[1]	12.50%	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	25.00%	25.00%	25.00%	25.00%

[1]	The HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the HNTE status obtained by One Net in 2011 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of the initial three year period.

Current and Deferred Income Tax Table (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current tax	$ 5,531	$ 9,500	$ 9,651
Deferred tax	104	(81)	(193)
Income tax expenses	$ 5,635	$ 9,419	$ 9,458

Principal Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets - current:
Accrued expenses	$ 1,186	$ 979
Product warranty provision	13	1
Allowance for doubtful accounts	101	61
Inventory provision	699	299
Net operating losses carry forwards		201
Less: Valuation allowance	(1,999)	(1,334)
Net deferred tax assets - current		207
Deferred tax assets - non-current:
Depreciation and amortization	270	204
Net operating loss carry forwards	5,881	10,346
Less: Valuation allowance	(6,151)	(10,547)
Net deferred tax assets non-current		3
Deferred tax liability - non-current:
Acquired intangible asset		$ 106

Reconciliation of Provision Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Income before income tax	$ 3,790	$ 39,229	$ 38,116
Tax provision at PRC enterprise income tax rate of 25%	948	9,807	9,529
Expenses not deductible for tax purposes	881	2,127	2,428
Tax exemption and preferential tax rates granted to PRC entities	413	(2,233)	(3,629)
Effect of the different income tax rates in other jurisdictions	114	1,096	1,848
Changes in valuation allowances	3,279	(1,378)	(718)
Income tax expenses	$ 5,635	$ 9,419	$ 9,458

Reconciliation of Provision Income Tax (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
PRC enterprise income tax rate	25.00%	25.00%	25.00%

Put Option Liability - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Percentage of series A preferred shares subscribed	70.00%
Change in fair value of put option		$ 150	$ 150	$ 123
QUALCOMM
Derivative [Line Items]
Percentage of legal ownership	70.00%
Percentage of series A preferred shares subscribed	30.00%

Convertible Notes - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended
	Sep. 08, 2010	Jun. 09, 2009	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 09, 2009 798 Entertainment Limited	Dec. 31, 2012 798 Entertainment Limited	Dec. 09, 2011 798 Entertainment Limited	Jun. 30, 2009 798 Entertainment Limited	Dec. 31, 2012 798 Entertainment Limited Minimum	Dec. 31, 2012 798 Entertainment Limited Class B Ordinary Shares	Jun. 09, 2009 798 Entertainment Limited Class B Ordinary Shares	Dec. 31, 2010 Parent Company	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2012 Parent Company Ordinary Shares	Jun. 09, 2009 Parent Company Ordinary Shares	Jun. 09, 2009 Parent Company Ordinary Shares Maximum
Debt Instrument [Line Items]
Convertible notes, principal amount						$ 10,000	$ 10,000		$ 10,000
Convertible notes, due date						Jun 8, 2012
Convertible notes, interest rate						8.00%		20.00%
Common stock, par value				$ 0.00002	$ 0.00002						$ 0.01	$ 0.01		$ 0.00002	$ 0.00002	$ 0.00002	$ 0.00002
Common stock, conversion price												$ 28.92					$ 0.0793
Common Stock, shares issuable on conversion																		129,941,915
Public offering amount										200,000
Late charges for due amount of principal and interests		9.00%
Gain (loss) due to change in fair value of derivatives			1,280
Convertible notes, conversion date							Sep 8, 2010
Convertible notes carrying value							16,750
Convertible notes unamortized discount							9,999
Conversion of convertible notes			$ 16,750				$ 16,749						$ 13,204
Shares issued upon conversion of Convertible Note	78,814,628										129,668					78,814,628

Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	$ 1,680	$ 1,530
Put Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	1,680	1,530
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	1,680	1,530
Fair Value, Inputs, Level 3 | Put Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	$ 1,680	$ 1,530

Movement of Financial Asset and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset:
Beginning Balance		$ 89
Change in fair value of the contingent consideration receivable		(89)
Ending Balance
Liabilities:
Beginning Balance	1,530	1,380
Ending Balance	1,680	1,530
Put Option
Liabilities:
Change in fair value	$ 150	$ 150

Fair Value - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of intangible assets	$ 3,833

Share-Based Payment - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Apr. 21, 2012	Jun. 30, 2011	Apr. 21, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Share Option Granted Prior to 2009	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2005 2005 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized											40,000,000
Options, expiration term											10 years
Options granted		36,870,000	1,800,000		38,670,000		394,908
Vesting rights		25% of these share options vested on the grant date and 25% will be vest on each anniversary for the subsequent three years.	50% of these share options vested on the grant date and 50% vested on April 21, 2012.
Percentage of share option vested	50.00%	25.00%	50.00%
Share-based Compensation expense				$ 1,170	$ 2,172	$ 1		$ 1,170	$ 2,172	$ 0
Grant date fair value of options vested				1,459	1,518
Number of stock option exercised
Total unrecognized compensation expense related to unvested share options granted				$ 1,683
Total unrecognized compensation expense related to unvested share options, expected to recognized over weighted-average period				1 year 6 months

Summary Of Share Option Grants (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2011	Apr. 21, 2011	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	36,870,000	1,800,000		38,670,000
Exercise price per option	$ 0.254	$ 0.272
Option fair value at grant date	$ 0.254	$ 0.272
Intrinsic value per option at the grant date	$ 0.104	$ 0.122

Summary Of Share Option Activity (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2011	Apr. 21, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Outstanding at January 1, 2012			38,801,636
Granted	36,870,000	1,800,000		38,670,000
Exercised
Forfeited or expired			(3,000,000)
Outstanding			35,801,636	38,801,636
Exercisable			19,976,636
Vested and expected to vest			33,630,619
Weighted average exercise price per option
Outstanding at January 1, 2012			$ 0.258
Granted	$ 0.254	$ 0.272
Exercised
Forfeited or expired			$ 0.258
Outstanding			$ 0.279	$ 0.258
Exercisable			$ 0.266
Vested and expected to vest			$ 0.258
Weighted average remaining contractual life
Outstanding			8 years 6 months
Exercisable			8 years 4 months 24 days
Vested and expected to vest			8 years 6 months
Aggregate intrinsic Value
Outstanding at January 1, 2012
Exercised
Outstanding
Exercisable
Vested and expected to vest

Fair Value of Option Granted Assumptions (Detail)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility of the underlying share	63.00%
Expected dividend yield on the underlying share	0.00%
Risk-free interest rate for the expected term of the option, minimum	2.73%
Risk-free interest rate for the expected term of the option, maximum	2.91%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of the option	5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of the option	6 years

Share Capital - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended
	Sep. 08, 2010	Feb. 10, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 26, 2010 American Depositary Shares	Dec. 31, 2009 American Depositary Shares	Sep. 30, 2006 American Depositary Shares Maximum	Dec. 31, 2009 American Depositary Shares Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized				50,000,000,000,000	50,000,000,000,000
Ordinary shares, par value				$ 0.00002	$ 0.00002
Share repurchase authorized amount								$ 40
Share repurchased							61,200		918,000
Share repurchased, per share							$ 0.21
Shares subsequently cancelled						61,200
Shares issued for acquisition Cityland		65,934,066
Shares issued upon conversion of Convertible Note	78,814,628
Issuance of ordinary shares upon vesting			16,454
Ordinary shares, issued				794,003,193	794,003,193
Ordinary shares, outstanding				794,003,193	794,003,193

Other Operating Income - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended				12 Months Ended
	Feb. 28, 2012	Jul. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2010 Office Building Sold	Dec. 31, 2010 Ruike	Jan. 31, 2011 Ruike	Jul. 19, 2010 Ruike
Components of Other Operating Income [Line Items]
Other operating income			$ 1,124	$ 2,824	$ 1,109
Gain from disposal of other asset				903
Percentage of legal ownership									70.00%
Office building carrying amount						3,155			3,155
Percentage of ownership interests sold				100.00%				70.00%
Equity interest sale consideration								4,058
Deposit received for disposal of other asset	1,193				2,773		2,773
Sale consideration of office building		$ 4,058

Related Party Transaction - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2007
Related Party Transaction [Line Items]
Percentage of ownership interest			100.00%
Percentage of ownership interests sold		100.00%
Trade Receivable from related party	$ 0	$ 0
Trade Payable to related party	$ 0	$ 0
Group's Founder and CEO
Related Party Transaction [Line Items]
Percentage of ownership interest			43.00%

Purchase of Raw Material from Related Party (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Purchase of raw material	$ 0	$ 35,832	$ 10,787
Ying Bai
Related Party Transaction [Line Items]
Purchase of raw material	0	35,832	10,662
De Ming
Related Party Transaction [Line Items]
Purchase of raw material	$ 0		$ 125

Sale of Raw Materials to Related Party (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Sale to related party	$ 0	$ 80	$ 859
Ying Bai
Related Party Transaction [Line Items]
Sale to related party	0	80	838
De Ming
Related Party Transaction [Line Items]
Sale to related party	$ 0		$ 21

Financial Information by Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 137,663	$ 323,800	$ 271,877
Cost of sales	(106,367)	(238,564)	(204,785)
Gross profit	31,296	85,236	67,092
Total Capital expenditure	21,510	25,965	4,282
Assets	386,346	367,409
ODP
Segment Reporting Information [Line Items]
Revenues	57,803	212,784	222,549
Cost of sales	(53,971)	(174,991)	(180,517)
Total Capital expenditure	1,434	10,396	3,254
Assets	212,964	220,720
Brand name phone sales
Segment Reporting Information [Line Items]
Revenues	50,266	67,535	38,462
Cost of sales	(34,250)	(41,280)	(22,066)
Total Capital expenditure	4,002
Assets	60,876	53,855
Game
Segment Reporting Information [Line Items]
Revenues	29,594	43,481	10,866
Cost of sales	(18,146)	(22,293)	(2,202)
Total Capital expenditure	168	24	953
Assets	30,712	34,433
Reconciling amounts
Segment Reporting Information [Line Items]
Assets	81,794	58,401
Corporate
Segment Reporting Information [Line Items]
Total Capital expenditure	15,906	15,545	75
Assets	$ 81,794	$ 58,401

Revenues from Major Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment and Geographic Distribution of Operations [Line Items]
Revenues from the PRC	$ 128,640	$ 316,349	$ 257,044
Revenues from countries other than the PRC	9,023	7,451	14,833
Total revenues	$ 137,663	$ 323,800	$ 271,877

Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Purchase commitments under non-cancellable contracts	$ 98
Operating Leases Rent Expense Net	$ 1,826	$ 1,980	$ 1,093

Operating Lease Future Minimum Payment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
Year 2013	$ 1,608
Year 2014 and thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 1,608

Capital Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitment And Contingencies [Line Items]
Year 2013	$ 63,357
Year 2014 and thereafter	8,026
Capital Commitments	$ 71,383

Major Customers - Additional Information (Detail) (Top 3 Customers)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Top 3 Customers
Concentration Risk [Line Items]
Percentage of revenues accounted	20.00%	37.60%	30.40%

Net Revenues from Customers accounted for 10% or more (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Net revenue from customers	8.90%	37.60%	22.30%
A
Concentration Risk [Line Items]
Net revenue from customers	8.90%	14.90%
B
Concentration Risk [Line Items]
Net revenue from customers		11.80%
C
Concentration Risk [Line Items]
Net revenue from customers		10.90%
D
Concentration Risk [Line Items]
Net revenue from customers			11.40%
E
Concentration Risk [Line Items]
Net revenue from customers			10.90%

Accounts Receivable from Customers accounted for 10% or more (Detail)	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Accounts receivable from customers	71.50%	65.90%
F
Concentration Risk [Line Items]
Accounts receivable from customers	31.10%
H
Concentration Risk [Line Items]
Accounts receivable from customers	22.00%	23.70%
I
Concentration Risk [Line Items]
Accounts receivable from customers	18.40%	42.20%

Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic	$ (3,294)	$ 27,127	$ 27,840
Convertible Notes interest			1
Change in fair value of derivatives embedded in Convertible Notes			(1,280)
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), diluted	$ (3,294)	$ 27,127	$ 26,561
Shares (denominator):
Weighted average ordinary shares outstanding	794,003,193	794,003,193	732,784,822
Effect of dilutive securities:
Weighted average shares from assumed vest of nonvested shares			7,080
Weighted average shares from the Convertible Notes, if converted			63,051,703
Weighted average shares used in computing diluted net income per share	794,003,193	794,003,193	795,843,605
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, basic	$ 0	$ 0.03	$ 0.04
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, diluted	$ 0	$ 0.03	$ 0.03

Net Income Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted income per share	35,801,636	38,801,636	131,636

Employee Benefit Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee benefits	$ 1,876	$ 2,153	$ 2,505

Statutory Reserve and Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Required Percentage of statutory surplus reserve fund to Registered Capital	50.00%	50.00%	50.00%
Amount contributed to statutory reserve	$ 23,137	$ 22,631	$ 16,679
Capital and statutory reserves not available for distribution	$ 194,594	$ 181,319	$ 120,370
Minimum
Variable Interest Entity [Line Items]
Annual appropriation percentage of after tax profit	10.00%	10.00%	10.00%

Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 257,950	$ 250,637	$ 198,536	$ 130,544
Total current assets	289,784	283,103
Total assets	386,346	367,409
Current liabilities:
Accrued expenses and other current liabilities	11,784	20,191
Total current liabilities	54,367	41,028
Equity:
Ordinary shares of par value $0.00002: 50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193 as of December 31, 2011 and 2012, respectively	16	16
Additional paid-in capital	142,837	141,667
Accumulated other comprehensive income	46,822	43,597
Retained earnings	93,472	97,272
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	306,284	305,183
TOTAL LIABILITIES AND EQUITY	386,346	367,409
Parent Company
Current assets:
Cash and cash equivalents	1	102	73	649
Amounts due from subsidiaries	107,098	106,927
Total current assets	107,099	107,029
Investment in subsidiaries	200,872	199,707
Total assets	307,971	306,736
Current liabilities:
Accrued expenses and other current liabilities	1,687	1,553
Total current liabilities	1,687	1,553
Equity:
Ordinary shares of par value $0.00002: 50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193 as of December 31, 2011 and 2012, respectively	16	16
Additional paid-in capital	142,837	141,667
Accumulated other comprehensive income	46,822	43,597
Retained earnings	116,609	119,903
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	306,284	305,183	263,385	202,270
TOTAL LIABILITIES AND EQUITY	$ 307,971	$ 306,736

Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193
Parent Company
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193

Condensed Statement of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 137,663	$ 323,800	$ 271,877
Operating expenses:
General and administrative	(5,594)	(18,848)	(14,626)
Selling and marketing	(12,328)	(17,196)	(6,084)
Research and development	(9,343)	(13,541)	(11,613)
Total operating expenses	(31,098)	(50,191)	(32,323)
Other operating income	1,124	2,824	1,109
Income (loss) from operations	1,554	38,093	36,037
Change in fair value of the Put Option	(150)	(150)	(123)
Income before income taxes	3,790	39,229	38,116
Income taxes	(5,635)	(9,419)	(9,458)
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,294)	27,127	27,840
Comprehensive income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(69)	39,626	35,075
Research and development
Share based compensation expenses:
Share based compensation expenses	355	615
Selling and marketing
Share based compensation expenses:
Share based compensation expenses	198	344
General and administrative
Share based compensation expenses:
Share based compensation expenses	617	1,213	1
Parent Company
Net revenues
Operating expenses:
General and administrative	(655)	(1,242)	(177)
Selling and marketing	(198)	(344)
Research and development	(355)	(615)
Total operating expenses	(1,208)	(2,201)	(177)
Other operating income	124
Income (loss) from operations	(1,084)	(2,201)	(177)
Equity in earnings of subsidiaries	(2,060)	29,567	28,247
Change in fair value of the Put Option	(150)	(150)	(123)
Change in fair value of contingent acquisition consideration		(89)	(107)
Income before income taxes	(3,294)	27,127	27,840
Income taxes
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,294)	27,127	27,840
Other comprehensive income (loss), net of tax
Comprehensive income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,294)	27,127	27,840
Parent Company | Research and development
Share based compensation expenses:
Share based compensation expenses	617	1,213	1
Parent Company | Selling and marketing
Share based compensation expenses:
Share based compensation expenses	198	344
Parent Company | General and administrative
Share based compensation expenses:
Share based compensation expenses	$ 355	$ 615

Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Sep. 08, 2010	Feb. 10, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Issue of ordinary shares for acquisition of Citylead (in shares)		65,934,066
Conversion of the Convertible Notes (in shares)	78,814,628
Vesting of nonvested shares					16,454
Beginning balance			$ 305,183
Issue of ordinary shares for acquisition of Citylead					12,835
Conversion of the Convertible Notes					16,750
Foreign currency translation adjustments			3,525	13,026	7,365
Share-based compensation			1,170	2,172	1
Net income (loss)			(3,294)	27,127	27,840
Ending balance			306,284	305,183
Ordinary Shares
Beginning balance (in shares)					650,156,045
Issue of ordinary shares for acquisition of Citylead (in shares)					65,934,066
Cancellation of treasury stock (in shares)					918,000
Conversion of the Convertible Notes (in shares)					78,814,628
Vesting of nonvested shares					16,454
Ending Balance (in shares)			794,003,193	794,003,193	794,003,193
Issue of ordinary shares for acquisition of Citylead					1
Conversion of the Convertible Notes					2
Additional paid-in capital
Issue of ordinary shares for acquisition of Citylead					12,834
Cancellation of treasury stock					(199)
Conversion of the Convertible Notes					13,202
Share-based compensation			1,170	2,172	1
Treasury stock
Cancellation of treasury stock					199
Accumulated other comprehensive income
Foreign currency translation adjustments			3,225	12,499	7,235
Parent Company
Beginning balance			305,183	263,385	202,270
Issue of ordinary shares for acquisition of Citylead					12,835
Cancellation of treasury stock
Conversion of the Convertible Notes					13,204
Foreign currency translation adjustments			3,225	12,499	7,235
Share-based compensation			1,170	2,172	1
Net income (loss)			(3,294)	27,127	27,840
Ending balance			306,284	305,183	263,385
Parent Company | Ordinary Shares
Beginning balance (in shares)			794,003,193	794,003,193	650,156,045
Issue of ordinary shares for acquisition of Citylead (in shares)					65,934,066
Cancellation of treasury stock (in shares)					(918,000)
Conversion of the Convertible Notes (in shares)					78,814,628
Vesting of nonvested shares					16,454
Ending Balance (in shares)			794,003,193	794,003,193	794,003,193
Beginning balance			16	16	13
Issue of ordinary shares for acquisition of Citylead					1
Cancellation of treasury stock
Conversion of the Convertible Notes					2
Foreign currency translation adjustments
Share-based compensation
Net income (loss)
Ending balance			16	16	16
Parent Company | Additional paid-in capital
Beginning balance			141,667	139,495	113,657
Issue of ordinary shares for acquisition of Citylead					12,834
Cancellation of treasury stock					(199)
Conversion of the Convertible Notes					13,202
Foreign currency translation adjustments
Share-based compensation			1,170	2,172	1
Net income (loss)
Ending balance			142,837	141,667	139,495
Parent Company | Treasury stock
Beginning balance					(199)
Issue of ordinary shares for acquisition of Citylead
Cancellation of treasury stock					199
Conversion of the Convertible Notes
Foreign currency translation adjustments
Share-based compensation
Net income (loss)
Ending balance
Parent Company | Accumulated other comprehensive income
Beginning balance			43,597	31,098	23,863
Issue of ordinary shares for acquisition of Citylead
Cancellation of treasury stock
Conversion of the Convertible Notes
Foreign currency translation adjustments			3,225	12,499	7,235
Share-based compensation
Net income (loss)
Ending balance			46,822	43,597	31,098
Parent Company | Retained Earnings
Beginning balance			119,903	92,776	64,936
Issue of ordinary shares for acquisition of Citylead
Cancellation of treasury stock
Conversion of the Convertible Notes
Foreign currency translation adjustments
Share-based compensation
Net income (loss)			(3,294)	27,127	27,840
Ending balance			$ 116,609	$ 119,903	$ 92,776

Condensed Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (1,845)	$ 29,810	$ 28,658
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	1,170	2,172	1
Change in fair value of the Put Option	150	150	123
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(2,995)	(2,750)	8,927
Accrued expenses and other current liabilities	(8,677)	8,547	743
Net cash provided by operating activities	2,960	61,214	53,729
Investing activity
Cash consideration paid for business acquisition of Citylead	0	0	500
Net cash used in investing activity	(21,510)	(25,920)	9,291
Financing activity
Net cash used in financing activity	23,231	6,403	290
Net (decrease) increase in cash and cash equivalents	7,313	52,101	67,992
Cash and cash equivalents at the beginning of the year	250,637	198,536	130,544
Cash and cash equivalents at the end of the year	257,950	250,637	198,536
Parent Company
Operating activities:
Net income (loss)	(3,294)	27,127	27,840
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	1,170	2,172	1
Change in fair value of the Put Option	150	150	123
Gain on investment in subsidiaries and VIE	2,060	(29,459)	(21,997)
Change in operating assets and liabilities:
Amounts due from subsidiaries	(321)	103	(6,190)
Prepaid expenses and other current assets		39	48
Accrued expenses and other current liabilities	134	(103)	99
Net cash provided by operating activities	(101)	29	(76)
Investing activity
Cash consideration paid for business acquisition of Citylead			(500)
Net cash used in investing activity			(500)
Financing activity
Repurchase of ordinary shares from market
Net cash used in financing activity
Net (decrease) increase in cash and cash equivalents	(101)	29	(576)
Cash and cash equivalents at the beginning of the year	102	73	649
Cash and cash equivalents at the end of the year	$ 1	$ 102	$ 73